UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W.
New York, NY 10022	Suite 500
Washington, DC 20036

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2016

Date of reporting period: November 30, 2016

Item 1.     Reports to Stockholders.

Global X MLP ETF (ticker: MLPA)

Global X Junior MLP ETF (ticker: MLPJ)

Annual Report

November 30, 2016

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

GLOBAL X MLP ETF

Global X MLP ETF

The Global X MLP ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is intended to give investors a means of tracking the performance of the energy infrastructure master limited partnership (“MLP”) asset class in the United States, which includes MLPs engaged in transportation, storage, and processing of natural resources.

For the 12-month period ended November 30, 2016 (the “reporting period”), the Fund increased 15.34%, while the Underlying Index increased 13.05%. The Fund had a net asset value of $10.56 per share on November 30, 2015 and ended the reporting period with a net asset value of $11.24 on November 30, 2016.

Over the period, the Fund outperformed its Underlying Index primarily because the Fund is structured as a C-Corp for tax purposes and therefore could use its deferred tax liability to offset losses.

During the reporting period, the highest returns came from DCP Midstream Partners LP and ONEOK Partners LP, which returned 52.26% and 51.41%, respectively. The worst performers were Targa Resources Partners LP and Shell Midstream Partners LP, which returned -50.57% and -18.51%, respectively.

The Fund invests in some of the largest and the most liquid midstream MLPs in the United States. Midstream MLPs operate toll road business models where they are compensated based on the volumes of natural gas or crude oil that they transport, store or process. As oil prices fell to the mid-$20 dollar per barrel range in Q1 2016, midstream MLPs sold off with the broader energy sector and experienced heightened volatility as the market became concerned about falling oil and natural gas output in the United States. However, as oil prices stabilized in the $40-50 per barrel range in Q2 to mid Q4, correlations between midstream MLPs and oil began to fall and midstream MLP volatility subsided. Despite the low oil price environment, many midstream MLPs were able to maintain or even grow their distributions over the reporting period given more consistent volume data and strong credit quality of counterparties.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2016
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP ETF	15.34%	14.90%	-4.97%	-5.00%	0.48%	0.40%
Hybrid Solactive MLP Infrastructure Index/Solactive MLP Composite Index**	13.05%	13.05%	-6.15%	-6.15%	2.01%	2.01%
S&P 500 Index	8.06%	8.06%	9.07%	9.07%	12.92%	12.92%

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on April 18, 2012.

1

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

GLOBAL X MLP ETF

**Reflects performance of Solactive MLP Composite Index through March 31, 2015 and Solactive MLP Infrastructure Index thereafter.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of in investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses If such fees and expense were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Return shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.

2

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

GLOBAL X JUNIOR MLP ETF

Global X Junior MLP ETF

The Global X Junior MLP ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Junior MLP Composite Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is intended to give investors a means of tracking the overall performance of the small-capitalization segment of the master limited partnership (“MLP”) asset class in the United States, which includes MLPs engaged in transportation, storage, processing, refining, marketing, exploration, production, and mining of natural resources.

For the 12-month period ended November 30, 2016 (the “reporting period”), the Fund decreased 2.47%, while the Underlying Index decreased 2.04%. The Fund had a net asset value of $9.13 per share on November 30, 2015 and ended the reporting period with a net asset value of $8.11 on November 30, 2016.

During the reporting period, the highest returns came from TransMontaigne Partners LP and Enable Midstream Partners LP, which returned 89.78% and 87.59%, respectively. The worst performers were Calumet Specialty Products Partners LP and Foresight Energy LP, which returned -81.55% and -73.95%, respectively.

The Fund provides exposure to the small cap segment of the MLP market including those involved in upstream, midstream and downstream activities. Small cap MLPs tend to be more sensitive to changing prices in oil or natural gas than their mid and large cap counterparts, given less pricing power, greater counterparty risks, and higher costs of capital. While crude oil prices touched the mid-$20 dollar per barrel range during Q1 2016, oil’s stabilization in the $40-50 per barrel range in Q2 to mid Q4 brought greater stability to the junior MLP space. Over the reporting period, the Fund saw an average approximate allocation of 69.1% to Oil and Gas Storage and Transportation, 14.2% to Gas Utilities, and 9.9% to Oil and Gas Refining and Marketing.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2016
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Junior MLP ETF	-2.47%	-2.36%	-12.89%	-12.81%	-7.70%	-7.65%
Solactive Junior MLP Composite Index	-2.04%	-2.04%	-13.49%	-13.49%	-6.60%	-6.60%
S&P 500 Index	8.06%	8.06%	9.07%	9.07%	13.31%	13.31%

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commended investment operations on January 14, 2013.

3

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

GLOBAL X JUNIOR MLP ETF

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.

4

Schedule of Investments	November 30, 2016

Global X MLP ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.8%

Oil & Gas — 99.8%
Boardwalk Pipeline Partners	449,192	$7,712,627
Buckeye Partners	343,318	22,089,080
DCP Midstream Partners	326,642	11,311,612
Enbridge Energy Partners	773,789	19,112,588
Energy Transfer Partners	877,247	30,808,915
EnLink Midstream Partners	560,219	9,815,037
Enterprise Products Partners	1,456,717	37,772,672
Equities Midstream Partners	211,597	15,495,248
Genesis Energy	361,835	12,642,515
Magellan Midstream Partners	437,751	30,314,257
MPLX	545,138	17,907,783
NuStar Energy	271,581	12,965,277
ONEOK Partners	436,517	18,246,411
Plains All American Pipeline	824,321	27,161,377
Shell Midstream Partners	318,444	8,782,686
Spectra Energy Partners	272,023	11,558,257
Sunoco Logistics Partners	649,723	15,391,938
Tallgrass Energy Partners	156,202	7,316,502
TC PipeLines	180,389	9,587,675
Tesoro Logistics	248,090	11,692,482
Western Gas Partners	283,162	16,160,055
Williams Partners	521,179	19,023,033

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $318,338,844)		372,868,027

TOTAL INVESTMENTS — 99.8% (Cost $318,338,844)		$372,868,027

Percentages are based on Net Assets of $373,565,568.

As of November 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	November 30, 2016

Global X Junior MLP ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.7%

BERMUDA — 3.6%

Oil & Gas — 3.6%

Teekay LNG Partners	19,258	$295,610

UNITED KINGDOM — 4.3%

Oil & Gas — 4.3%

Golar LNG Partners	15,640	348,459

UNITED STATES — 91.8%

Oil & Gas — 91.8%
Alliance Holdings GP	10,955	317,257
Alliance Resource Partners	15,222	360,761
Alon USA Partners	4,029	36,865
Archrock Partners	12,970	206,742
Black Stone Minerals	26,289	490,290
Cheniere Energy Partners	13,456	395,203
Columbia Pipeline Partners	19,079	327,205
Cone Midstream Partners	7,181	160,136
Crestwood Equity Partners	17,069	382,346
CVR Refining Partners	49,555	403,873
Delek Logistics Partners	3,228	82,475
Dominion Midstream Partners	7,197	184,243
Ferrellgas Partners	21,688	120,585
Global Partners	9,816	155,093
Holly Energy Partners	12,849	414,509
Martin Midstream Partners	10,333	175,661
NGL Energy Partners	28,435	527,469
NuStar GP Holdings	12,094	307,188
PBF Logistics	7,992	149,051
Rice Midstream Partners	18,494	398,546
Suburban Propane Partners	21,536	610,115
Summit Midstream Partners	13,040	292,748
SunCoke Energy Partners	6,077	120,325
Teekay Offshore Partners	38,567	210,961
Transmontaigne Partners	4,597	195,327
USA Compression Partners	8,298	148,783
Viper Energy Partners	5,002	78,531
Western Refining Logistics	9,160	188,696

TOTAL UNITED STATES		7,440,984

TOTAL INVESTMENTS — 99.7% (Cost $7,945,376)		$8,085,053

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	November 30, 2016

Global X Junior MLP ETF

Percentages are based on Net Assets of $8,110,039.

As of November 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2016

	Global X MLP ETF	Global X Junior MLP ETF
Assets:
Cost of Investments	$318,338,844	$7,945,376

Investments at Value	$372,868,027	$8,085,053
Cash	—	6,927
Receivable for Investment Securities Sold	13,570,703	—
Income Tax Receivable	1,237,799	26,453
Dividend and Interest Receivable	3,923	3,610
Prepaid Expenses	—	127

Total Assets	387,680,452	8,122,170

Liabilities:
Payable for Investment Securities Purchased	12,983,083	—
Due to Custodian	928,831	—
Payable due to Investment Adviser	138,766	4,904
Payable due to Broker	36,985	—
Franchise Tax Payable	25,869	7,227
Overdraft Fees	1,350	—

Total Liabilities	14,114,884	12,131

Net Assets	$373,565,568	$8,110,039

Net Assets Consist of:
Paid-in Capital	$379,762,695	$13,001,511
Distributions in Excess of Net Investment Income, Net of Taxes	(8,505,438)	(2,136,455)
Accumulated Net Realized Loss on Investments, Net of Taxes	(65,057,838)	(2,898,373)
Net Unrealized Appreciation on Investments, Net of Taxes	67,366,149	143,356

Net Assets	$373,565,568	$8,110,039

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	33,250,000	1,000,000

Net Asset Value, Offering and Redemption Price Per Share	$11.24	$8.11

The accompanying notes are an integral part of the financial statements.

8

STATEMENTS OF OPERATIONS

For the year ended November 30, 2016

	Global X MLP ETF	Global X Junior MLP ETF
Investment Income:
Dividend Income	$—	$1
Distributions from Master Limited Partnerships	22,608,327	527,847
Less: Return of Capital Distributions	(22,608,327)	(527,847)
Interest Income	816	1

Total Investment Income	816	2

Supervision and Administration Fees(1)	1,230,833	47,360
Franchise Tax Expense	30,000	4,000
Custodian Fees	15,103	4,433

Total Expenses	1,275,936	55,793

Net Investment Loss, Before Taxes	(1,275,120)	(55,791)

Tax Benefit/(Expense), Net of Valuation Allowance	(630,661)	(1,765)

Net Investment Loss, Net of Taxes	(1,905,781)	(57,556)

Net Realized Loss on:
Investments	(38,492,703)	(1,776,308)
Tax Benefit/(Expense), Net of Valuation Allowance	(12,363,041)	(40,429)

Net Realized Loss on Investments, Net of Taxes	(50,855,744)	(1,816,737)

Net Change in Unrealized Appreciation on:
Investments	80,806,201	1,805,326
Tax Benefit/(Expense), Net of Valuation Allowance	12,900,146	42,194

Net Change in Unrealized Appreciation on Investments, Net of Taxes	93,706,347	1,847,520

Net Realized and Unrealized Gain on Investments, Net of Taxes	42,850,603	30,783

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,944,822	$(26,773)

(1)

The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

9

STATEMENTS OF CHANGES IN NET ASSETS

	Global X MLP ETF		Global X Junior MLP ETF
	Year Ended November 30, 2016	Year Ended November 30, 2015	Year Ended November 30, 2016	Year Ended November 30, 2015
Operations:
Net Investment Loss, Net of Taxes	$(1,905,781)	$(952,812)	$(57,556)	$(142,069)
Net Realized Loss on Investments, Net of Taxes	(50,855,744)	(15,959,328)	(1,816,737)	(2,721,562)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	93,706,347	(37,791,394)	1,847,520	(1,420,421)

Net Increase (Decrease) in Net Assets Resulting from Operations	40,944,822	(54,703,534)	(26,773)	(4,284,052)

Dividends and Distributions:
Net Investment Income	(429,219)	—	—	(356,435)
Tax Return of Capital	(21,600,606)	(10,717,500)	(557,000)	(455,065)

Total Dividends and Distributions	(22,029,825)	(10,717,500)	(557,000)	(811,500)

Capital Share Transactions:
Issued	213,606,280	157,345,198	2,686,310	—
Redeemed	(41,082,576)	(52,075,865)	(386,506)	(5,474,719)

Increase (Decrease) in Net Assets from Capital Share Transactions	172,523,704	105,269,333	2,299,804	(5,474,719)

Total Increase (Decrease) in Net Assets	191,438,701	39,848,299	1,716,031	(10,570,271)

Net Assets:
Beginning of Year	182,126,867	142,278,568	6,394,008	16,964,279

End of Year	$373,565,568	$182,126,867	$8,110,039	$6,394,008

Distributions in Excess of Net Investment Income, Net of Taxes	$(8,505,438)	$(6,170,438)	$(2,136,455)	$(2,078,899)

Share Transactions:
Issued	20,400,000	11,950,000	350,000	—
Redeemed	(4,400,000)	(3,350,000)	(50,000)	(400,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	16,000,000	8,600,000	300,000	(400,000)

The accompanying notes are an integral part of the financial statements.

10

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

											Ratio of Expenses to Average Net Assets				Ratio of Investment Income/(Loss) to Average Net Assets
	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions in Excess of Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Deferred Tax Expense (%)	Net Tax Expense (Benefit) (%)	Total Expenses (%)		Before Net Tax Benefit (Expense) (%)	Net Tax Benefit (Expense)(%)	Net Investment Loss (%)	Portfolio Turnover (%)††
Global X MLP ETF
2016	10.56	(0.07)	1.58	1.51	(0.02)	(0.81)	(0.83)	11.24	15.34	373,566	0.47	0.03	0.50		(0.47)	(0.23)	(0.70)	37.20
2015	16.45	(0.09)	(4.83)	(4.92)	—	(0.97)	(0.97)	10.56	(31.08)	182,127	0.45	(4.81)	(4.36)		(0.44)	(0.18)	(0.62)	47.44
2014	16.11	(0.05)	1.32	1.27	(0.60)	(0.33)	(0.93)	16.45	7.95	142,279	0.47	3.52	3.99		(0.47)	0.17	(0.30)	30.65
2013	14.85	(0.05)	2.22	2.17	(0.26)	(0.65)	(0.91)	16.11	14.85	66,852	0.47	7.20	7.67		(0.47)	0.18	(0.29)	14.15
2012(1)	14.96	(0.04)	0.58	0.54	(0.02)	(0.63)	(0.65)	14.85	3.74	16,330	0.45	3.07	3.52	†	(0.45)	0.17	(0.28)†	6.43
Global X Junior MLP ETF
2016	9.13	(0.07)	(0.25)^	(0.32)	—	(0.70)	(0.70)	8.11	(2.47)	8,110	0.88	—	0.88		(0.88)	(0.03)	(0.91)	61.56
2015	15.42	(0.18)	(5.06)	(5.24)	(0.46)	(0.59)	(1.05)	9.13	(35.30)	6,394	0.75	(6.30)	(5.55)		(0.73)	(0.70)	(1.43)	57.32
2014	15.64	(0.07)	0.85	0.78	(1.00)	—	(1.00)	15.42	4.75	16,964	0.75	2.03	2.78		(0.63)	0.23	(0.40)	70.42
2013(2)	15.09	(0.07)	1.68	1.61	(0.75)	(0.31)	(1.06)	15.64	10.86	14,073	0.81	4.30	5.11	†	(0.81)	0.29	(0.52)†	68.54

(1)	The Fund commenced operations on April 18, 2012.
(2)	The Fund commenced operations on January 14, 2013.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

*	Per share data calculated using average shares method.
**

Total Return is based on the change in net asset value of a share during the year/period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

11

NOTES TO FINANCIAL STATEMENTS

November 30, 2016

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2016, the Trust had one hundred portfolios, fifty five of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF and Global X Junior MLP ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MLPs – The Funds invest in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

12

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2016, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

13

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended November 30, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES – The Funds are taxed as regular C-corporations for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Funds may be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent that their alternative minimum tax liability exceeds their regular federal income tax liability. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity-level income taxes. Under current law, the Funds are not eligible to elect treatment as regulated investment companies due to their investments primarily in MLPs invested in energy assets. As a result, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies, which are not so obligated. The Funds expect that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Funds’ current tax liability. However, the amount of taxes currently paid by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in the Funds.

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in the Funds’ adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of their investments. Upon the sale of an MLP security, the Funds may be liable for previously deferred taxes. The Funds will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Funds’ NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available. The Funds will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. During the year ended November 30, 2016, Global X MLP ETF incurred $37,599 of interest or penalties while Global X Junior MLP ETF incurred $4 of interest or penalties.

14

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Since the Funds will be subject to taxation on their taxable income, the NAV of Fund shares will also be reduced by the accrual of any current and deferred tax liabilities.

The Funds’ income tax expense/(benefit) consists of the following:

For the year ended November 30, 2016

	Current		Deferred		Total
	MLP	Junior MLP	MLP	Junior MLP	MLP	Junior MLP

Federal	$96,750	$-	$14,235,469	$11,609	$14,332,219	$11,609
State	(3,194)	-	821,032	(4,993)	817,838	(4,993)
Valuation allowance	-	-	(15,056,501)	(6,616)	(15,056,501)	(6,616)

Total tax expense (benefit)	$93,556	$-	$-	$-	$93,556	$-

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Funds’ deferred tax assets and liabilities are as follows:

For the year ended November 30, 2016

	MLP	Junior MLP
Deferred tax assets:
Net unrealized loss on investment securities	$-	$87,392
Net operating loss carryforward	-	143,271
Capital loss carryforward	8,036,965	899,803
Other	133,194	39,538
Less Valuation Allowance	(535,140)	(1,170,004)
Less Deferred tax liabilities:
Net unrealized gain on investment securities	(7,635,019)	-

Net Deferred Tax Asset	$-	$-

Each Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Funds are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. Net operating losses that may be generated by the Funds are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years. The Funds expect to generate losses in the current period, of which Global X MLP ETF intends to carry back under these provisions while Global X Junior MLP ETF will carry forward its losses.

15

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds have net operating loss carryforwards for federal tax income purposes as follows:

	Year Ended	Amount	Expiration
Junior MLP	11/30/2015	62,479	11/30/2035
Junior MLP	11/30/2016	322,763	11/30/2036

The Funds have estimated capital loss carryforwards for federal tax income purposes as follows:

	Year Ended	Amount	Expiration
MLP	11/30/2016	$21,756,808	11/30/2021
Junior MLP	11/30/2015	354,711	11/30/2020
Junior MLP	11/30/2016	2,064,766	11/30/2021

Based upon the Funds’ assessment, it has been determined that it is not more likely than not that a portion of the Funds’ deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for a portion of the Funds’ deferred tax assets. The Funds will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Funds’ assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% for Global X MLP ETF and 34% for Global X Junior MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the year ended November 30, 2016

	MLP		Junior MLP

Income tax (benefit) at statutory rate	$14,363,432	35.00%	$(9,103)	-34.00%
State income taxes (net of federal benefit)	796,145	1.94%	(854)	-3.19%
Change in estimated state rate	27,460	0.07%	(4,285)	-16.00%
Permanent differences, net	(32,051)	-0.08%	(1,047)	-3.91%
Other adjustments	(4,929)	-0.01%	21,905	81.81%
Change in valuation allowance	(15,056,501)	-36.69%	(6,616)	-24.71%

	$93,556	0.23%	$-	0.00%

The difference in federal statutory rates between the two Funds relates to the progressive nature of the federal corporate income tax brackets and management’s expectation of what rates to which the Funds will be subject.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Funds. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2016, 2015, 2014 and 2013 remain subject to examination by tax authorities in the U.S. Due to the nature of the Funds’ investments, the Funds may be required to file income tax returns in several states. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

16

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds have accrued a state franchise tax liability for the year ended November 30, 2016. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Funds’ investments, the Funds may be required to file franchise state returns in several states.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP ETF	$352,199,326	$ 27,090,140	$(6,421,439)	$20,668,701
Global X Junior MLP ETF	8,320,036	630,524	(865,507)	(234,983)

The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of return of capital, differing cost relief methodologies, and wash sales adjustments from the Funds’ investments in MLPs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds intend to declare and make quarterly distributions; however, the Board may determine to make distributions at its own discretion. Distributions from net investment income are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

The Funds also expect that a portion of the distributions they receive from MLPs may be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

For the year ended November 30, 2016, the Funds made the following tax basis distributions from MLP distributions received.

	MLP	Junior MLP

Net investment income	$429,219	$-
Return of capital	21,600,606	557,000

Total	$22,029,825	$557,000

17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The creation fee may be waived for a Fund until it reaches a certain asset size. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at November 30, 2016	Redemption Fee

Global X MLP ETF	50,000	$ 500	$562,000	$ 500
Global X Junior MLP ETF	50,000	500	405,500	500

CASH OVERDRAFT CHARGES – Per the terms of the agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services, if any, (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and Administration Fee
Global X MLP ETF	0.45%
Global X Junior MLP ETF	0.75%

18

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

3. RELATED PARTY TRANSACTIONS (concluded)

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub- Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Cohen & Company, Ltd. (“Cohen”) prepares Federal form 1120 and state tax returns for the Funds. In addition, among other things, Cohen has been engaged to assist the Funds in the calculation of the current and deferred tax provisions for financial statement purposes for the Funds’ year ended November 30, 2016.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a Distribution Agreement. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2016, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP ETF	$103,848,931	$168,496,003
Global X Junior MLP ETF	3,944,989	4,709,852

19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

4. INVESTMENT TRANSACTIONS (concluded)

For the years ended November 30, 2015 and November 30, 2016, in-kind transactions associated with creations and redemptions were, respectively:

2015	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MLP ETF	$157,123,773	$-	$-
Global X Junior MLP ETF	-	-	-

2016	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MLP ETF	$213,710,271	$-	$-
Global X Junior MLP ETF	2,683,645	-	-

For the year ended November 30, 2016, there were no purchases or sales of long term U.S. Government securities for the Funds.

5. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in their underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not their underlying indices). A more complete description of risks is included in each Fund’s prospectus and SAI.

Under normal circumstances, the Funds invest at least 80% of their total assets in securities of their Underlying Index, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

20

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

5. CONCENTRATION OF RISKS (concluded)

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

6. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2016, the Funds had no securities on loan.

7. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

21

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

November 30, 2016

8. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Global X Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global X MLP ETF and Global X Junior MLP ETF (two of the series constituting Global X Funds, hereafter referred to as the “Funds”) as of November 30, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of November 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets for the year ended November 30, 2015 and the financial highlights for each of the years or periods ended on or prior to November 30, 2015 were audited by other auditors whose report dated January 29, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 30, 2017

23

DISCLOSURE OF FUND EXPENSES (unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (June 1, 2016 to November 30, 2016).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/2016	Ending Account Value 11/30/2016	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$1,051.30	0.45%	$2.31
Hypothetical 5% Return	1,000.00	1,022.75	0.45	2.28

Global X Junior MLP ETF
Actual Fund Return	$1,000.00	$1,059.60	0.75%	$3.86
Hypothetical 5% Return	1,000.00	1,021.25	0.75	3.79

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)
(2)	During the year ended November 30, 2016 the Funds had a tax benefit. During periods/years when the Funds have a tax expense, expenses could be higher.

24

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At an in-person quarterly Board meeting held on November 15, 2016 and called for the purpose, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•

Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds

25

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•

the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Funds; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds.

26

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of The Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•

comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds. The Board considered the Adviser’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for their peer groups;

•

the structure of the unified Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for the Renewal Funds was set at a competitive fee to make the Renewal Funds viable in the marketplace; and

•

that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•

the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

27

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Other Benefits

In considering the Renewal Agreements, in addition to the categories discussed above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

28

SUPPLEMENTAL INFORMATION (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

29

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	55[3]	None.
Scott R. Chichester[1] 600 Lexington Avenue, 20th Floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	55[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011);Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014).
Kartik Kiran Shah 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 2008)	President and Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (2015-Present); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	55[3]	Director of Oxeia Biopharmaceuticals, Inc. (2015-Present).

30

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2016.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 600 Lexington Avenue, 20th Floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013).	55[3]	None.
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015).	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005 - 2012).	N/A	N/A
Daphne Tippens Chisolm 600 Lexington Avenue, 20th Floor New York, NY 10022 (1969)	Secretary (since 2012)	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015-9/2016)	N/A	N/A
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016).	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	N/A

31

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Eric Kleinschmidt [4] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present).	N/A

[1]

Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of November 30, 2016, the Trust had one hundred investment portfolios, fifty-five of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

32

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-005-0500

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Global X SuperDividend® Alternatives ETF (ticker: ALTY)

Annual Report

November 30, 2016

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X MLP & Energy Infrastructure ETF

Global X MLP & Energy Infrastructure ETF

The Global X MLP & Energy Infrastructure ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of master limited partnerships (“MLPs”) and energy infrastructure corporations. Energy infrastructure MLPs and corporations principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products.

For the 12-month period ended November 30, 2016 (the “reporting period”), the Fund increased 15.45%, while the Underlying Index increased 16.93%. The Fund had a net asset value of $13.47 per share on November 30, 2015 and ended the reporting period with a net asset value of $14.82 on November 30, 2016.

During the reporting period, the highest returns came from ONEOK and Spectra Energy, which returned 99.58% and 64.05%, respectively. The worst performers were Targa Resources Partners LP and Marathon Petroleum, which returned -50.57% and -40.77%, respectively.

The Fund provides tax efficient exposure to midstream MLPs, the general partners of midstream MLPs and energy infrastructure corporations. Midstream MLPs operate toll road business models where they are compensated based on the volumes of natural gas or crude oil that they transport, store, or process. As oil prices fell to the mid-$20 dollar per barrel range in Q1 2016, midstream MLPs sold off with the broader energy sector and experienced heighted volatility as the market became concerned about falling oil and natural gas output in the United States. However, as oil prices stabilized in the $40-50 per barrel range in Q2 to mid-Q4, correlations between midstream MLPs and oil began to fall and midstream MLP volatility subsided. Despite the low oil price environment, many midstream MLPs were able to maintain or even grow their distributions over the reporting period given more consistent volume data and strong credit quality of counterparties.

General partners of MLPs and energy infrastructure corporations generally have more flexibility in their distribution policies than MLPs and over the reporting period we saw some of these entities take advantage of this flexibility. In some cases, the general partners of midstream MLPs cut their distributions and used the additional available cash flow to invest in their associated MLPs or to exempt their associated MLPs from making required distributions to the general partner via incentive distribution rights. In addition, some energy infrastructure companies reduced their distributions in order to free up additional cash flows that could be used to reduce debt and fund organic growth opportunities.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2016
	One Year Return		Three year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP & Energy Infrastructure ETF	15.45%	15.61%	1.91%	1.97%	2.91%	3.07%
Solactive MLP & Energy Infrastructure Index	16.93%	16.93%	2.60%	2.60%	3.58%	3.58%
S&P 500 Index	8.06%	8.06%	9.07%	9.07%	10.44%	10.44%

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on August 6, 2013.

1

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X MLP & Energy Infrastructure ETF

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.

2

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X SuperDividend® Alternatives ETF

Global X SuperDividend® Alternatives ETF

The Global X SuperDividend® Alternatives ETF (“Fund”) seeks to track, before fees and expenses, the price and yield performance of the Index SuperDividend® Alternatives Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of securities that rank among the highest dividend-yielding securities in each eligible category of alternative income investments, at the time of Underlying Index reconstitution, as defined by the index provider. Alternative income investments that are eligible for inclusion in the Underlying Index fall into one of four classes: Master Limited Partnerships (“MLPs”) and Infrastructure, Real Estate, Institutional Managers, and Fixed Income and Derivative Strategies. The MLPs and Infrastructure categories primarily consist of units of MLPs and shares of infrastructure companies. The Real Estate category provides exposure to global Real Estate Investment Trusts (“REITs”), and gains this exposure through investing directly in the Global X SuperDividend® REIT ETF. The Institutional Managers category primarily consists of shares of business development companies and publicly listed private equity companies. The Fixed Income and Derivative Strategies category includes exposure to emerging market debt, mortgage and asset backed securities, and option-writing primarily through the purchase of publicly traded closed-end funds. Each of the Underlying Index components is selected from a universe of securities that are publicly traded in the U.S. The Underlying Index assigns weights to each of the four categories in a method that seeks to equalize the volatility contribution of each category, which assigns less weight to higher volatility categories and more weight to lower volatility categories. The Underlying Index is reconstituted annually, but may rebalance quarterly if any one category deviates more than 3% from its target weight.

For the 12-month period ended November 30, 2016 (the “reporting period”), the Fund increased 11.04%, while the Underlying Index increased 11.92%. The Fund had a net asset value of $14.43 per share on November 30, 2015 and ended the reporting period with a net asset value of $14.65 on November 30, 2016.

During the reporting period, the highest returns came from Empire District Electric and DCP Midstream Partners, which returned 53.46% and 52.26%, respectively. The worst performers were Ferrellgas Partners and CVR Refining, which returned -70.52% and -62.37%, respectively.

The Fund seeks to provide exposure to the highest yielding securities from a variety of alternative income-generating asset classes including real estate, master limited partnerships & infrastructure, business development companies, and fixed income & derivative strategies. The Fund benefited from the stable interest rate environment which only saw one rate increase of the Federal Funds Rate during the reporting period. Over the reporting period, the Fund had an average approximate exposure of 33.3% to fixed income and derivative strategies, 31.0% to REITs, 19.7% to business development companies, and 14.7% to MLPs and Infrastructure.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® Alternatives ETF	11.04%	12.30%	6.29%	7.11%
Index SuperDividend® Alternatives Index	11.92%	11.92%	7.16%	7.16%
S&P 500 Index	8.06%	8.06%	5.69%	5.69%

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on July 13, 2015.

3

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X SuperDividend® Alternatives ETF

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would, pay on Fund distributions or the redemption of Fund shares.

See definition, of comparative indices above and on previous page.

4

Schedule of Investments	November 30, 2016

Global X MLP & Energy Infrastructure ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Approximately 76% of the securities are Common Stock and 24% are Master Limited Partnerships.

	Shares	Value
COMMON STOCK — 76.3%

Oil & Gas — 76.3%
Cheniere Energy*	152,864	$6,246,023
Cheniere Energy Partners Holdings	116,929	2,567,761
Enbridge^	274,610	11,544,604
Enbridge Energy Management *	183,812	4,591,624
EnLink Midstream	155,782	2,850,810
EQT	119,622	8,383,110
Kinder Morgan	532,834	11,828,915
ONEOK	114,103	6,267,678
Plains GP Holdings, Cl A	167,286	5,881,776
SemGroup, Cl A	166,517	6,002,938
Spectra Energy	250,078	10,240,694
Tallgrass Energy GP, Cl A	118,711	2,872,806
TransCanada^	254,180	11,394,889
Williams	291,244	8,941,191

TOTAL COMMON STOCK (Cost $97,466,071)		99,614,819

MASTER LIMITED PARTNERSHIPS — 23.5%

Oil & Gas — 23.5%
Antero Midstream Partners	13,548	381,647
Boardwalk Pipeline Partners	24,536	421,283
Buckeye Partners	27,785	1,787,687
DCP Midstream Partners	18,029	624,344
Enable Midstream Partners	14,888	232,551
Energy Transfer Partners	107,348	3,770,062
EnLink Midstream Partners	30,621	536,480
Enterprise Products Partners	225,071	5,836,091
Equities Midstream Partners	11,473	840,168
Genesis Energy	19,814	692,301
Magellan Midstream Partners	45,170	3,128,022
MPLX	51,607	1,695,290
NuStar Energy	14,765	704,881
ONEOK Partners	34,009	1,421,576
Phillips 66 Partners	7,684	346,779
Plains All American Pipeline	81,034	2,670,070
Shell Midstream Partners	17,415	480,306
Spectra Energy Partners	14,905	633,313

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	November 30, 2016

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued

Oil & Gas — continued
Tallgrass Energy Partners	8,528	$399,452
TC PipeLines	9,815	521,667
Tesoro Logistics	13,462	634,464
Valero Energy Partners	4,156	167,986
Western Gas Partners	15,450	881,732
Williams Partners	49,446	1,804,779

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $28,827,736)		30,612,931

TOTAL INVESTMENTS — 99.8% (Cost $126,293,807)		$130,227,750

Percentages are based on Net Assets of $130,450,934.

^	Canadian security listed on the New York Stock Exchange and Toronto Stock Exchange.
*	Non-income producing security.

Cl — Class

As of November 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	November 30, 2016

Global X SuperDividend® Alternatives ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
REGISTERED INVESTMENT COMPANIES — 32.8%
BlackRock Global Opportunities Equity Trust	10,406	$118,837
BlackRock Income Trust	19,733	123,134
Brookfield Mortgage Opportunity Income Fund	8,499	124,170
Brookfield Total Return Fund	5,686	120,998
Eaton Vance Risk-Managed Diversified Equity Income Fund	13,570	120,909
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	11,578	120,527
Morgan Stanley Emerging Markets Domestic Debt Fund	15,876	112,402
Nuveen Mortgage Opportunity Term Fund	5,272	126,897
Stone Harbor Emerging Markets Income Fund	8,058	113,860
Templeton Emerging Markets Income Fund	11,588	123,296
Voya Global Equity Dividend and Premium Opportunity Fund	17,775	121,759
Western Asset Emerging Markets Debt Fund	7,839	114,136
Western Asset Emerging Markets Income Fund	11,075	117,838
Western Asset Mortgage Defined Opportunity Fund	5,337	121,630

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,775,338)		1,680,393

COMMON STOCK — 31.4%

Financials — 21.4%
American Capital *	4,308	74,658
Ares Capital	4,728	75,837
BlackRock Capital Investment	8,765	64,949
Fifth Street Finance	12,493	67,087
Goldman Sachs BDC	3,334	76,715
Golub Capital BDC	3,921	72,342
Hercules Capital	5,353	73,122
Main Street Capital	2,141	77,976
Medley Capital	9,573	74,957
New Mountain Finance	5,303	75,303
PennantPark Investment	9,735	72,428
Prospect Capital	8,961	72,136

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	November 30, 2016

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued

Financials — continued
Solar Capital	3,537	$71,624
TCP Capital	4,431	74,840
TPG Specialty Lending	4,011	73,522

		1,097,496

Industrials — 1.3%
Macquarie Infrastructure	827	67,764

Utilities — 8.7%
Avangrid	1,629	58,921
CenterPoint Energy	2,930	69,910
Duke Energy	846	62,409
Entergy	887	60,964
FirstEnergy	2,058	64,395
PPL	1,969	65,882
Southern	1,327	62,130

		444,611

TOTAL COMMON STOCK (Cost $1,606,108)		1,609,871

EXCHANGE TRADED FUNDS — 26.0%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	10,142	128,296
Global X SuperDividend REIT ETF (A)	83,989	1,205,242

TOTAL EXCHANGE TRADED FUNDS (Cost $1,345,195)		1,333,538

MASTER LIMITED PARTNERSHIPS — 9.3%

Industrials — 1.5%
Icahn Enterprises	1,347	77,870

Oil & Gas — 6.1%
CVR Refining	7,764	63,277
DCP Midstream Partners	1,928	66,766
Enbridge Energy Partners	2,678	66,146
Martin Midstream Partners	3,432	58,344
Sunoco	2,347	56,563

		311,096

Utilities — 1.7%
Ferrellgas Partners	5,846	32,504
Suburban Propane Partners	2,045	57,935

		90,439

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $542,392)		479,405

TOTAL INVESTMENTS — 99.5% (Cost $5,269,033)		$5,103,207

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	November 30, 2016

Global X SuperDividend® Alternatives ETF

Percentages are based on Net Assets of $5,126,603.

*	Non-income producing security.
(A)	Affiliated security (see Note 3 in Notes to Financial Statements).

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of November 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

9

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2016

	Global X MLP &	Global X
	Energy Infrastructure ETF	SuperDividend® Alternatives ETF
Assets:
Cost of Investments	$126,293,807	$4,050,120
Cost of Affiliated Investments	—	1,218,913
Cost of Foreign Currency	1,594	—

Investments, at Value	$130,227,750	$3,897,965
Affiliated Investments, at Value	—	1,205,242
Cash	82,964	15,355
Foreign Currency, at Value	1,594	—
Receivable for Investment Securities Sold	4,463,315	—
Dividend and Interest Receivable	180,909	11,169
Reclaim Receivable	11,385	—

Total Assets	134,967,917	5,129,731

Liabilities:
Payable for Investment Securities Purchased	4,455,442	—
Payable due to Investment Adviser	42,976	3,128
Due to Broker	18,565	—

Total Liabilities	4,516,983	3,128

Net Assets	$130,450,934	$5,126,603

Net Assets Consist of:
Paid-in Capital	$165,501,610	$5,299,681
Undistributed (Distributions in Excess of) Net Investment Income	1,855,410	(19,533)
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(40,840,029)	12,281
Net Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	3,933,943	(165,826)

Net Assets	$130,450,934	$5,126,603

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	8,800,000	350,000

Net Asset Value, Offering and Redemption Price Per Share	$14.82	$14.65

The accompanying notes are an integral part of the financial statements.

10

STATEMENTS OF OPERATIONS

For the year ended November 30, 2016

	Global X MLP & Energy Infrastructure ETF		Global X SuperDividend® Alternatives ETF
Investment Income:
Dividend Income	$3,039,410		$121,481
Dividend Income, from Affiliated Investments	—		54,010
Interest Income	327		—
Security Lending Income	5,745		—
Less: Foreign Taxes Withheld	(100,414)		—

Total Investment Income	2,945,068		175,491

Supervision and Administration Fees(1)	408,261		17,477
Tax Expense	3,110		—
Custodian Fees	108		4

Total Expenses	411,479		17,481

Net Investment Income	2,533,589		158,010

Net Realized Gain (Loss) on:

Investments	(20,081,531	)(2)	5,548

Affiliated Investments	—		(3,980)

Net Realized Gain (Loss) on Investments	(20,081,531)		1,568

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	29,248,244		(117,029)

Affiliated Investments	—		12,446

Net Change in Unrealized Appreciation (Depreciation) on Investments	29,248,244		(104,583)

Net Realized and Unrealized Gain (Loss) on Investments	9,166,713		(103,015)

Net Increase in Net Assets Resulting from Operations	$11,700,302		$54,995

(1)

The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

11

STATEMENTS OF CHANGES IN NET ASSETS

	Global X MLP & Energy Infrastructure ETF				Global X SuperDividend® Alternatives ETF
	Year Ended		Year Ended		Year Ended	Period Ended
	November 30,		November 30,		November 30,	November 30,
	2016		2015		2016	2015(1)
Operations:
Net Investment Income	$2,533,589		$2,348,736		$158,010	$44,257
Net Realized Gain (Loss) on Investments & Affiliated Investments	(20,081,531	)(2)	(6,786,745	)(2)	1,568	(13,899)
Net Change in Unrealized Appreciation (Depreciation) on Investments & Affiliated Investments	29,248,244		(32,887,323)		(104,583)	(61,243)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,700,302		(37,325,332)		54,995	(30,885)

Dividends and Distributions from:
Net Investment Income	(4,335,500)		(2,675,966)		(167,364)	(29,850)
Return of Capital	—		(2,003,930)		(21,650)	—

Total Dividends and Distributions	(4,335,500)		(4,679,896)		(189,014)	(29,850)

Capital Share Transactions:
Issued	50,083,651		96,869,878		3,817,357	1,504,000
Redeemed	(24,679,663)		(136,918,957)		—	—

Increase (Decrease) in Net Assets from Capital Share Transactions	25,403,988		(40,049,079)		3,817,357	1,504,000

Total Increase (Decrease) in Net Assets	32,768,790		(82,054,307)		3,683,338	1,443,265

Net Assets:
Beginning of Year/Period	97,682,144		179,736,451		1,443,265	—

End of Year/Period	$130,450,934		$97,682,144		$5,126,603	$1,443,265

Undistributed (Distributions in Excess of) Net Investment Income	$1,855,410		$(2)		$(19,533)	$7,739

Share Transactions:
Issued	3,700,000		5,550,000		250,000	100,000
Redeemed	(2,150,000)		(7,800,000)		—	—

Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,550,000		(2,250,000)		250,000	100,000

(1)	The Fund commenced operations on July 13, 2015.
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

12

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X MLP & Energy Infrastructure ETF
2016	13.47	0.36	1.59	1.95	(0.60)	—	(0.60)	14.82	15.45	130,451	0.45		2.79		56.14
2015	18.92	0.27	(5.15)	(4.88)	(0.33)	(0.24)	(0.57)	13.47	(26.30)	97,682	0.45		1.56		33.36
2014	15.56	0.26	3.51	3.77	(0.35)	(0.06)	(0.41)	18.92	24.38	179,736	0.45		1.37		28.99
2013(1)	15.06	0.12	0.47	0.59	(0.05)	(0.04)	(0.09)	15.56	3.92	21,778	0.45	†	2.42	†	—
Global X SuperDividend® Alternatives ETF
2016	14.43	0.99#	0.53^	1.52	(1.15)	(0.15)	(1.30)	14.65	11.04	5,127	0.75		6.78	#	30.80
2015(2)	15.04	0.45	(0.76)	(0.31)	(0.30)	—	(0.30)	14.43	(2.02)	1,443	0.75	†	8.04	†	21.50

*	Per share data calculated using average shares method.
**

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

#	See Note 8 in the Notes to Financial Statements.
(1)	The Fund commenced operations on August 6, 2013.
(2)	The Fund commenced operations on July 13, 2015.

Amounts designated as “— ” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

13

NOTES TO FINANCIAL STATEMENTS

November 30, 2016

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2016, the Trust had one hundred portfolios, fifty five of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF and the Global X SuperDividend® Alternatives ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded. For the Global X SuperDividend® Alternatives ETF, this was effective from December 1, 2015. See Note 8.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – The Funds invest in MLPs in addition to other exchange-traded securities. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly- traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

14

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third- party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

15

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2016, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

16

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended November 30, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES – It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended November 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The creation fee may be waived for a Fund until it reaches certain asset size. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at November 30, 2016	Redemption Fee

Global X MLP & Energy Infrastructure ETF	50,000	$500	$741,000	$500
Global X SuperDividend® Alternatives ETF	50,000	$500	$732,500	$500

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services, if any (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For its service to the Funds, under the Supervision and Administration Agreement, the Funds pay a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and
Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%
Global X SuperDividend® Alternatives ETF	0.75%

18

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a Distribution Agreement. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of the Funds, (2) make dividend and other distributions to shareholders of the Funds, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

The Global X SuperDividend® Alternatives ETF may invest in affiliated securities. The following is a summary of transactions with affiliates for the year ended November 30, 2016:

			Changes in
Value at	Purchases at	Proceeds	Unrealized	Realized	Value at	Dividend
11/30/2015	Cost	from Sales	Appreciation	Loss	11/30/16	Income
Global X SuperDividend® Alternatives ETF
Global X SuperDividend® REIT ETF
$444,917	$1,128,724	$(376,865)	$12,446	$(3,980)	$1,205,242	$54,010

19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2016, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP & Energy Infrastructure ETF	$ 52,904,474	$ 60,824,843
Global X SuperDividend® Alternatives ETF	749,080	769,019

For the year or period ended November 30, 2015, and November 30, 2016, in-kind transactions associated with creations and redemptions were, respectively:

2015	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$96,599,530	$72,401,134	$7,766,267
Global X SuperDividend® Alternatives ETF	1,503,715	-	-

2016	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$50,027,890	$18,583,762	$691,843
Global X SuperDividend® Alternatives ETF	3,812,390	-	-

During the year ended November 30, 2016, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to investments in regulated investment companies and partnerships, have been reclassified to/from the following accounts during the fiscal year ended November 30, 2016.

		Undistributed
		Net	Accumulated
	Paid-in	Investment	Net Realized
Global X Funds	Capital	Income	Gain (Loss)
Global X MLP & Energy Infrastructure ETF	$1,955,734	$3,657,323	$(5,613,057)
Global X SuperDividend® Alternatives ETF	(26)	(17,918)	17,944

These reclassifications have no impact on net assets or net asset value per share.

20

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended November 30, 2016 and November 30, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP & Energy Infrastructure ETF
2016	$ 4,335,500	$ —	$ —	$ 4,335,500
2015	2,675,966	—	2,003,930	4,679,896
Global X SuperDividend® Alternatives ETF
2016	165,795	1,569	21,650	189,014
2015	29,850	—	—	29,850

As of November 30, 2016, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF
Undistributed Ordinary Income	$1,855,412	$—
Capital Loss Carryforwards	(22,767,687)	—
Unrealized Depreciation on Investments and Foreign Currency	(14,138,395)	(173,075)
Other Temporary Differences	(6)	(3)

Total Accumulated Losses	$(35,050,676)	$(173,078)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
	Loss	Loss	Total
Global X MLP & Energy Infrastructure ETF	$6,444,310	$16,323,377	$22,767,687

During the fiscal year ended November 31, 2016, Global X SuperDividend® Alternatives ETF utilized $4,678 of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2016, were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Global X Funds	Cost	Appreciation	Depreciation	Depreciation
Global X MLP & Energy Infrastructure ETF	$144,366,145	$10,843,953	$(24,982,348)	$(14,138,395)
Global X SuperDividend® Alternatives ETF	5,276,282	119,969	(293,044)	(173,075)

The preceding differences between book and tax cost are primarily due to MLP adjustments and wash sales.

21

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

6. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. The Funds may utilize a representative sampling strategy with respect to their underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying Index, or, in certain instances, when securities in the underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying Index).

Under normal circumstances, the MLP & Energy Infrastructure ETF intends to invest up to 25% of its total assets in securities that have economic characteristics of the MLP asset class, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

22

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

6. CONCENTRATION OF RISKS (continued)

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2016, the Funds had no securities on loan.

8. CHANGE IN ACCOUNTING ESTIMATE

Effective December 1, 2015, the Global X SuperDividend® Alternatives ETF changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the net investment income, cost of investments and appreciation (depreciation) on investments and the associated financial highlight ratios and per share disclosures to the extent that the Fund recorded investment income that differed from amounts previously estimated. There is no impact to net assets, total return or the expense ratio as a result of management’s change in methodology.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

23

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2016

10. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Global X Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global X MLP & Energy Infrastructure ETF and Global X SuperDividend® Alternatives ETF (two of the series constituting Global X Funds, hereafter referred to as the “Funds”) as of November 30, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of November 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets for the year or period ended November 30, 2015 and the financial highlights for each of the years or periods ended on or prior to November 30, 2015 were audited by other auditors whose report dated January 29, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 30, 2017

25

DISCLOSURE OF FUND EXPENSES (unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (June 1, 2016 to November 30, 2016).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/2016	Ending Account Value 11/30/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$1,166.40	0.45%	$2.44
Hypothetical 5% Return	1,000.00	1,022.75	0.45	2.28
Global X SuperDividend® Alternatives ETF
Actual Fund Return	$1,000.00	$1,044.60	0.75%	$3.83
Hypothetical 5% Return	1,000.00	1,021.25	0.75	3.79

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

26

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a in person quarterly Board meeting held on November 15, 2016, and called for the purpose, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•

Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker- dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

27

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

•

the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Funds; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Boards approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds.

28

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of The Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•

comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds. The Board considered the Adviser’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for their peer groups;

•

the structure of the unified Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for the Renewal Funds was set at a competitive fee to make the Renewal Funds viable in the marketplace; and

•

that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•

the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

29

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Other Benefits

In considering the Renewal Agreements, in addition to the categories discussed above, The Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves.    Each member of the Board may have afforded different weight to the various factors.

30

SUPPLEMENTAL INFORMATION (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

31

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	55[3]	None.
Scott R. Chichester[1] 600 Lexington Ave, 20th Floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	55[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011);Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014).
Kartik Kiran Shah 600 Lexington Ave, 20th Floor New York, NY 10022 (1977)	Trustee (since 2008)	President and Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (2015-Present); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	55[3]	Director of Oxeia Biopharmaceuticals, Inc. (2015-Present).

32

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2016.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 600 Lexington Ave, 20th Floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013).	55[3]	None.
Luis Berruga 600 Lexington Ave, 20th Floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015).	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005 - 2012).	N/A	N/A
Daphne Tippens Chisolm 600 Lexington Ave, 20th Floor New York, NY 10022 (1969)	Secretary (since 2012).	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015 - 9/2016).	N/A	N/A
Joe Costello 600 Lexington Ave, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016).	Chief Compliance Officer, FlexShares Funds (2011- 2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	N/A

33

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013).	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Eric Kleinschmidt[4] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016).	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present).	N/A

[1]

Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of November 30, 2016, the Trust had one hundred investment portfolios, fifty-five of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

34

NOTICE TO SHAREHOLDERS (unaudited)

For shareholders that do not have a November 30, 2016 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2016, the Fund has designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X MLP & Energy Infrastructure ETF	0.00%	100.00%	0.00%	100.00%	38.33%	47.24%	0.00%	0.00%	0.00%	0.00%
Global X SuperDividend® Alternatives ETF	0.83%	87.72%	11.45%	100.00%	97.59%	90.86%	0.00%	0.01%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Divident Income” as created by the jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net invenstment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to forgeign investors.

(5) The percentage in this column represents the amount of “Short Term Capital Gain Divident” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

35

NOTES

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-006-0400

Global X FinTech Thematic ETF (ticker: FINX)

Global X Internet of Things Thematic ETF (ticker: SNSR)

Global X Robotics & Artificial Intelligence Thematic ETF (ticker: BOTZ)

Global X Health & Wellness Thematic ETF (ticker: BFIT)

Global X Longevity Thematic ETF (ticker: LNGR)

Global X Millennials Thematic ETF (ticker: MILN)

Global X Conscious Companies ETF (ticker: KRMA)

Annual Report

November 30, 2016

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X FinTech Thematic ETF

Global X FinTech Thematic ETF

The Global X FinTech Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Fintech Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide financial technology products and services, including companies involved in mobile payments, peer-to-peer and marketplace lending, financial analytics software and alternative currencies, as defined by the index provider.

For the period from the Fund’s commencement date on September 12, 2016 through November 30, 2016 (the “reporting period”), the Fund decreased 1.13%, while the Underlying Index decreased 1.00%. The Fund had a net asset value of $15.08 per share on September 12, 2016 and ended the reporting period with a net asset value of $14.91 on November 30, 2016.

During the reporting period, the highest returns came from Temenos Group AG and HealthEquity, Inc., which returned 43.31% and 34.94%, respectively. The worst performers were Leonteq AG and OnDeck Capital, Inc., which returned -65.57% and -53.77%, respectively.

The Fund invests in companies involved in the rapidly expanding Financial Technology industry. These companies are often involved in developing disruptive innovations that compete with or are complementary to existing financial services businesses. FinTech companies have been particularly active in digital payments and processing, peer-to-peer lending services, crowd funding, investment management, and business services. Over the reporting period, the Fund saw an average approximate exposure of 41.9% to the Data Processing and Outsourced Services sub-industry, 35.2% to Application Software, and 7.3% to Internet Software and Services. Geographically, the Fund maintained a high allocation of 67.8% to stocks in the United States, followed by Germany at 7.6%, and Switzerland at 7.3%.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2016
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X FinTech Thematic ETF	-1.13%	-1.13%
Indxx Global FinTech Thematic Index	-1.00%	-1.00%
S&P 500 Index	2.35%	2.35%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund Commenced operations on September 12, 2016.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalizacton U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representaion of the future results of the Fund. The fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X FinTech Thematic ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Internet of Things Thematic ETF

Global X Internet of Things Thematic ETF

The Global X Internet of Things Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Internet of Things Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the Internet of Things industry, including companies involved in wearable technology, home automation, connected automotive technology, sensors, networking infrastructure/software, smart metering and energy control devices, as defined by the index provider. The Internet of Things refers to the network of physical objects (devices, vehicles, equipment, homes, buildings) that are connected to the internet through embedded devices and software, which allows these physical objects to collect, analyze and exchange data.

For the period from the Fund’s commencement date on September 12, 2016 through November 30, 2016 (the “reporting period”), the Fund increased 3.19%, while the Underlying Index increased 3.37%. The Fund had a net asset value of $15.04 per share on September 12, 2016 and ended the reporting period with a net asset value of $15.52 on November 30, 2016.

During the reporting period, the highest returns came from Itron, Inc. and Alarm.com Holdings, Inc., which returned 78.58% and 68.49%, respectively. The worst performers were Fitbit, Inc. and Wasion Group Holdings Ltd., which returned -70.89% and -41.06%, respectively.

The Fund provides exposure to companies that stand to potentially benefit from the broader adoption of the Internet of Things (IoT). The IoT theme considers the development and manufacturing of semiconductors and sensors, integrated products and solutions, and applications serving smart grids, smart homes, connected cars, and the industrial internet. SNSR transcends the typical sector, industry and geographic classifications in order to provide exposure to an evolving theme of the transformation of interactions with tech -enabled devices. Over the reporting period, the Fund saw an average approximate allocation of 34.3% to the Semiconductors sub-industry, 15.6% to Electrical Components & Equipment, and 11.0% to Communications Equipment. Geographically, the Fund’s exposures came predominately from the United States at 63.7% and Switzerland at 15.3%.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2016
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Internet of Things Thematic ETF	3.19%	3.86%
Indxx Global Internet of Things Thematic Index	3.37%	3.37%
S&P 500 Index	2.35%	2.35%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalizacton U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, if may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representaion of the future results of the Fund. The fund’s performance assumes the reinvestment of all dividends and all

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Internet of Things Thematic ETF

capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Robotics & Artificial Inteligence Thematic ETF

Global X Robotics & Artificial Intelligence Thematic ETF

The Global X Robotics & Artificial Intelligence Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Robotics & Artificial Intelligence Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that are involved in the development of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments, as defined by the index provider.

For the period from the Fund’s commencement date on September 12, 2016 through November 30, 2016 (the “reporting period”), the Fund increased 0.20%, while the Underlying Index increased 0.28%. The Fund had a net asset value of $14.84 per share on September 12, 2016 and ended the reporting period with a net asset value of $14.87 on November 30, 2016.

During the reporting period, the highest returns came from John Bean Technologies Corp. and iRobot Corp., which returned 85.76% and 72.26%, respectively. The worst performers were Parrot SA and Transenterix, Inc., which returned -60.31% and -42.21%, respectively.

The Fund provides exposure to companies involved in the ideation, design, creation, and application of programmable automated devices. Technological advances in robotics and artificial intelligence are revolutionizing manufacturing, defense, transportation, medicine, and agriculture. The Fund transcends the typical sector, industry and geographic classifications by tracking an evolving theme. Over the reporting period, the Fund saw an average approximate allocation of 30.5% in Industrial Machinery, 11.5% in Electronic Equipment & Instruments, and 11.0% in Health Care Equipment. Geographically, the Fund’s exposures came predominately from Japan at 48.6% and the United States at 20.9%.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2016
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Robotics & Arificial Intelligence Thematic ETF	0.20%	1.42%
Indxx Global Robotics & Atrificial Intellegence Thematic Index	0.28%	0.28%
S&P 500 Index	2.35%	2.35%

(at Net Asset Value)

* The Fund Commenced operations an September 12, 2016.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalizacton U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representaion of the future results of the Fund. The fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Robotics & Artificial Intelligence Thematic ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Health & Wellness Thematic ETF

Global X Health & Wellness Thematic ETF

The Global X Health & Wellness Thematic ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Health & Wellness Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide products and services that facilitate physical wellness through active and healthy lifestyles, including but not limited to companies involved in fitness equipment, fitness technology, athletic apparel, nutritional supplements, and organic/natural food offerings, as defined by the index provider.

For the period from the Fund’s commencement date on May 9, 2016 through November 30, 2016 (the “reporting period”), the Fund decreased 2.71%, while the Underlying Index decreased 2.34%. The Fund had a net asset value of $15.13 per share on May 9, 2016 and ended the reporting period with a net asset value of $14.72 on November 30, 2016.

During the reporting period, the highest returns came from Li Ning Co. Ltd. and Nutrisystem, Inc., which returned 76.35% and 64.61%, respectively. The worst performers were Fitbit, Inc. and Sports Direct International Plc, which returned -70.89% and -64.12%, respectively.

The Fund provides exposure to companies that sell products or services that promote a healthy lifestyle through physical activity, nutrition, and general well-being. The Fund transcends the typical sector, industry and geographic classifications in order to provide exposure to an evolving theme. Over the reporting period, the Fund saw an average approximate allocation of 20.3% in the Apparel, Accessories & Luxury sub-industry, followed by 20.0% in the Packaged Foods & Meats sub-industry, and 15.0% in Footwear sub-industry. Geographically, the Fund’s exposures came predominately from the United States at 47.5% and Japan at 13.6%.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2016
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Health & Wellness Thematic ETF	-2.71%	-1.47%
Indxx Global Health & Wellness Thematic Index	-2.34%	-2.34%
S&P 500 Index	8.19%	8.19%

Growth of a 10,000 Investment

(at Net Asset Value)

*The	Fund commenced operations on May 9, 2016.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalizacton U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representaion of the future results of the Fund. The fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Health & Wellness Thematic ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Longevity Thematic ETF

Global X Longevity Thematic ETF

The Global X Longevity Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Longevity Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the demographic trend of longer average life spans and the aging of the global population, including but not limited to companies involved in biotechnology, medical devices, pharmaceuticals, senior living facilities and specialized health care services, as defined by the index prov ider.

For the period from the Fund’s commencement date on May 9, 2016 through November 30, 2016 (the “reporting period”), the Fund decreased 0.98%, while the Underlying Index decreased 0.75%. The Fund had a net asset value of $15.32 per share on May 9, 2016 and ended the reporting period with a net asset value of $15.17 on November 30, 2016.

During the reporting period, the highest returns came from TESARO, Inc. and ARIAD Pharmaceuticals, Inc., which returned 165.85% and 110.3%, respectively. The worst performers were Intra-Cellular Therapies, Inc. and Novocure Ltd., which returned -73.86% and -68.17%, respectively.

The Fund invests in companies that sell products and services that support the world’s growing senior population. These companies include, but are not limited to, pharmaceuticals, medical device producers, biotech firms, health care REITs, and health care service providers. Companies focused on serving the needs of seniors are becoming an increasingly important component of global economy as the proportion of seniors aged 65 and older to other age groups continues to grow rapidly. The Fund transcends the typical sector, industry and geographic classifications in order to provide exposure to an evolving theme. Over the reporting period, the Fund saw an average approximate allocation of 36.1% in the Health Care Equipment sub-industry, followed by 32.7% in the Biotechnology sub-industry, and 11.2% in Health Care REIT space. Geographically, the Fund’s exposures came predominately from the United States at 70.6% and Denmark at 5.9%.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2016
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Longevity Thematic ETF	-0.98%	1.27%
Indxx Global Longevity Thematic Index	-0.75%	-0.75%
S&P 500 Index	8.19%	8.19%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on May 9, 2016.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalizacton U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representaion of the future results of the Fund. The fund’s performance assumes the reinvestment of all dividends and all

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Longevity Thematic ETF

capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Millennials Thematic ETF

Global X Millennials Thematic ETF

The Global X Millennials Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Millennials Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to the millennial generation, as defined by the index provider. The millennial generation refers to the demographic cohort in the U.S. with birth years ranging from 1980 to 2000.

For the period from the Funds commencement date on May 4, 2016 through November 30, 2016 (the “reporting period”), the Fund increased 4.21%, while the Underlying Index increased 4.41%.The Fund had a net asset value of $14.95 per share on May 4, 2016 and ended the reporting period with a net asset value of $15.58 on November 30, 2016.

During the reporting period, the highest returns came from The Children’s Place, Inc. and Nelnet, Inc., which returned 117.19% and 54.83%, respectively. The worst performers were Fitbit, Inc. and LendingClub Corp., which returned -70.89% and -52.91%, respectively.

The Fund provides exposure to companies that stand to potentially benefit from the rising spending power of the millennial generation. These companies come from a broad range of categories, which includes social media and entertainment, food and dining, clothing and apparel, health and fitness, travel and mobility, education and employment, housing and home goods, and financial services. Millennials are the largest generation in the U.S. and will become an increasingly large portion of consumer spending as they reach higher earnings years and inherit trillions of dollars from the Baby Boomer generation. Over the reporting period, the Fund saw an average ap proximate allocation of 20.1% in Internet Software and Services, 15.2% in Internet and Direct Marketing Retail, and 8.7% in Apparel Accessories and Luxury Goods.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2016
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Millennials Thematic ETF	4.21%	3.93%
Indxx Millennials Thematic Index	4.41%	4.41%
S&P 500 Index	8.63%	8.63%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on May 4, 2016.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalizacton U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representaion of the future results of the Fund. The fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Millennial Thematic ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Conscious Companies ETF

Global X Conscious Companies ETF

The Global X Conscious Companies ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies listed in the U.S. that operate their businesses in a sustainable and responsible manner, as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system (“MsOS”), as defined by the index provider. The MsOS is a corporate governance structure that seeks to account for the multiple stakeholders that are critical for the ongoing success of the business, and incorporate the considerations of these stakeholders into the corporate decision-making and problem-solving process. The index provider conducts its analysis based on the following five key stakeholder groups: (1) Customers, (2) Employees, (3) Suppliers, (4) Stock and Debt Holders, and (5) Communities in which the companies operate.

For the period from the Fund’s commencement date on July 11, 2016 through November 30, 2016 (the “reporting period”), the Fund increased 4.64%, while theUnderlying Index increased 4.78%.The Fund had a net asset value of $15.09 per share on July 11, 2016 and ended the reporting period with a net asset value of $15.79 on November 30, 2016.

During the reporting period, the highest returns came from NVIDIA Corp. and Applied Materials, Inc., which returned 193.45% and 74.34%, respectively.The worst performers were First Solar, Inc. and Jones Lang LaSalle, Inc., which returned -46.35% and -38.65%, respectively.

The Fund seeks to provide investors with exposure to well-managed companies that achieve financial performance in a sustainable and responsible manner through a commitment to positive environmental, social, and governance characteristics. The Fund tracks an index based on the MsOS, which identifies companies based on their achievement of positive outcomes for five key stakeholders: Customers, Suppliers, Stock & Debt Holders, Communities, and Employees, as identified by the index provider. Over the course of the reporting period, The Fund had the highest average approximate exposure to the consumer discretionary (21.0%), industrials (17.9%), and information technology (17.0%) sectors.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2016
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Conscious Companies ETF	4.64%	4.84%
Concinnity Conscious Companies Index	4.78%	4.78%
S&P 500 Index	3.77%	3.77%

Growth of a 10,000 Investment

(at Net Asset Value)

*The Fund commenced operations on July 11, 2016.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)

Global X Conscious Companies ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representaion of the future results of the Fund. The fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Schedule of Investments	November 30, 2016

Global X FinTech Thematic ETF

Sector Weightings (unaudited)†:

†	Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%

AUSTRALIA — 5.5%

Technology — 5.5%
IRESS	4,536	$38,676
MYOB Group	16,458	42,682

TOTAL AUSTRALIA		81,358

DENMARK — 3.7%

Technology — 3.7%
SimCorp	1,168	55,572

GERMANY — 7.1%

Financials — 0.9%
Hypoport *	174	12,662

Industrials — 5.2%
Wirecard	1,750	78,146

Technology — 1.0%
GFT Technologies	742	14,971

TOTAL GERMANY		105,779

ISLE OF MAN — 4.1%

Industrials — 4.1%
Paysafe Group *	12,458	60,408

SWITZERLAND — 7.6%

Financials — 1.5%
Leonteq	450	22,927

Technology — 6.1%
Temenos Group	1,300	89,844

TOTAL SWITZERLAND		112,771

UNITED STATES — 72.0%

Consumer Services — 1.7%
Bankrate *	2,544	26,076

Financials — 20.3%
Black Knight Financial Services, Cl A *	1,722	63,714

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X FinTech Thematic ETF

	Shares /Face Amount	Value
COMMON STOCK — continued

Financials — continued
HealthEquity *	1,636	$72,852
LendingClub *	10,746	60,822
LendingTree *	334	35,003
On Deck Capital *	1,992	9,163
Virtu Financial, Cl A	1,076	14,903
Yirendai ADR *	1,648	46,754

		303,211

Industrials — 22.6%
Fidelity National Information Services	1,040	80,278
First Data, Cl A *	6,928	100,940
Fiserv *	706	73,862
PayPal Holdings *	2,100	82,488

		337,568

Technology — 27.4%
Bottomline Technologies DE *	1,152	28,869
Ellie Mae *	706	58,280
Envestnet *	1,202	43,392
Guidewire Software *	1,242	69,192
Intuit	688	78,212
Mitek Systems *	908	5,085
Square, Cl A *	3,334	43,142
SS&C Technologies Holdings	2,732	81,987

		408,159

TOTAL UNITED STATES		1,075,014

TOTAL COMMON STOCK (Cost $1,507,633)		1,490,902

U.S. TREASURY OBLIGATION — 6.7%
United States Treasury Bill 0.266%, 12/22/16(A)
(Cost $99,985)	$100,000	99,986

TOTAL INVESTMENTS — 106.7% (Cost $1,607,618)		$1,590,888

Percentages are based on Net Assets of $1,490,615.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X FinTech Thematic ETF

The following is a summary of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,490,902	$—	$—	$1,490,902
U.S. Treasury Obligation	—	99,986	—	99,986

Total Investments in Securities	$1,490,902	$99,986	$—	$1,590,888

For the period ended November 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of November 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Internet of Things Thematic ETF

Sector Weightings (unaudited)†:

†	Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

AUSTRIA — 1.9%

Technology — 1.9%
AMS	2,510	$73,429

CANADA — 0.4%

Technology — 0.4%
Sierra Wireless *	1,091	16,763

FRANCE — 3.9%

Industrials — 3.9%
Legrand	1,320	73,864
Schneider Electric	1,155	76,969

TOTAL FRANCE		150,833

HONG KONG — 0.6%

Industrials — 0.6%
Wasion Group Holdings	34,760	21,914

JAPAN — 0.7%

Industrials — 0.4%
Nippon Ceramic	900	16,642

Technology — 0.3%
JIG-SAW *220		11,816

TOTAL JAPAN		28,458

NETHERLANDS — 2.2%

Technology — 2.2%
NXP Semiconductors *	871	86,360

NORWAY — 0.6%

Technology — 0.6%
Nordic Semiconductor *	5,590	22,522

SWITZERLAND — 10.0%

Industrials — 1.8%
ABB	3,472	70,623

Technology — 8.2%
STMicroelectronics	31,275	319,292

TOTAL SWITZERLAND		389,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Internet of Things Thematic ETF

	Shares	Value
COMMON STOCK — continued

TAIWAN — 5.2%

Technology — 5.2%
Advantech	21,705	$174,672
eMemory Technology	2,590	25,597

TOTAL TAIWAN		200,269

UNITED KINGDOM — 0.3%

Technology — 0.3%
Telit Communications	3,925	13,143

UNITED STATES — 74.0%

Consumer Goods — 1.1%
Fitbit, Cl A *	5,311	44,400

Health Care — 4.4%
DexCom *	2,587	168,905

Industrials — 22.5%
Ambarella *	1,126	69,272
Badger Meter	992	35,960
Belden	1,441	106,490
Emerson Electric	1,306	73,711
Honeywell International	586	66,769
Itron *	1,311	84,166
Johnson Controls International	3,079	138,493
Rockwell Automation	596	79,691
Sensata Technologies Holding *	5,864	219,137

		873,689

Technology — 46.0%
Alarm.com Holdings *	1,561	46,237
Analog Devices	1,201	89,162
Brocade Communications Systems	16,079	198,415
Cisco Systems	2,373	70,763
Cypress Semiconductor	10,671	120,049
Garmin	4,836	252,246
Intel	2,077	72,072
InterDigital	1,190	94,248
International Business Machines	450	72,999
InvenSense, Cl A *	3,188	24,356
Mobileye *	4,447	165,562
NETGEAR *	1,116	59,929
QUALCOMM	1,271	86,593
Rambus *	3,769	49,562
Sigma Designs *	1,587	11,903
Silicon Laboratories *	1,431	94,947

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Internet of Things Thematic ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Silver Spring Networks *	1,742	$24,301
Skyworks Solutions	3,242	249,148

		1,782,492

TOTAL UNITED STATES		2,869,486

TOTAL COMMON STOCK (Cost $3,771,311)		3,873,092

TOTAL INVESTMENTS — 99.8% (Cost $3,771,311)		$3,873,092

Percentages are based on Net Assets of $3,880,730.

*	Non-income producing security.

Cl — Class

As of November 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Robotics & Artificial Intelligence Thematic ETF

Sector Weightings (unaudited)†:

†	Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%

CANADA — 3.5%

Industrials — 3.5%
ATS Automation Tooling Systems *	3,654	$28,534
MacDonald Dettwiler & Associates	1,438	75,151

TOTAL CANADA		103,685

FINLAND — 3.0%

Industrials — 3.0%
Cargotec, Cl B	2,180	88,270

FRANCE — 0.4%
Technology — 0.4%
Parrot *	1,192	11,229

GERMANY — 3.6%

Industrials — 3.6%
KUKA	1,140	106,638

JAPAN — 48.6%

Health Care — 2.4%
CYBERDYNE *	5,424	71,165

Industrials — 46.2%
Daifuku	4,888	94,804
FANUC	1,322	223,978
Keyence	316	216,952
Mitsubishi Electric	18,092	250,314
Omron	4,172	154,512
SMC	878	250,583
Toshiba Machine	6,596	24,892
Yaskawa Electric	10,444	160,860

		1,376,895

TOTAL JAPAN		1,448,060

SWITZERLAND — 9.8%

Health Care — 2.4%
Tecan Group	456	71,938

Industrials — 7.4%
ABB	10,868	221,062

TOTAL SWITZERLAND		293,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Robotics & Artificial Intelligence Thematic ETF

	Shares / Face Amount	Value
COMMON STOCK — continued

UNITED KINGDOM— 5.4%

Industrials — 5.4%
QinetiQ Group	23,158	$70,309
Renishaw	2,878	89,176

TOTAL UNITED KINGDOM		159,485

UNITED STATES — 25.6%

Consumer Goods — 2.1%
iRobot *	1,086	61,902

Health Care — 7.6%
Accuray *	3,204	16,180
Intuitive Surgical *	324	208,571

		224,751

Industrials — 10.4%
Aerovironment *	924	26,149
FARO Technologies *	660	24,024
John Bean Technologies	1,158	104,452
Trimble Navigation *	5,536	156,060

		310,685

Technology — 5.5%
Brooks Automation	2,716	44,271
Mobileye *	2,924	108,860
TransEnterix *	6,994	10,631

		163,762

TOTAL UNITED STATES		761,100

TOTAL COMMON STOCK (Cost $2,991,059)		2,971,467

U.S. TREASURY OBLIGATION — 13.5%
United States Treasury Bill 0.265%, 12/22/16(A) (Cost $399,938)	$ 400,000	399,943

TOTAL INVESTMENTS — 113.4% (Cost $3,390,997)		$3,371,410

Percentages are based on Net Assets of $2,973,471.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Robotics & Artificial Intelligence Thematic ETF

The following is a summary of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,971,467	$—	$—	$2,971,467
U.S. Treasury Obligation	—	399,943	—	399,943

Total Investments in Securities	$2,971,467	$399,943	$—	$3,371,410

For the period ended November 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of November 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Health & Wellness Thematic ETF

Sector Weightings (unaudited)†:

†	Sector weightings percentages are based on the total market value of investments.

	Shares	Value

COMMON STOCK — 99.8%

AUSTRALIA — 1.2%

Consumer Goods — 1.2%
Bellamy’s Australia	562	$5,107
Blackmores	146	12,810

TOTAL AUSTRALIA		17,917

CANADA — 2.8%

Consumer Goods — 2.8%
Gildan Activewear	1,515	41,148

CHINA — 6.0%

Consumer Goods — 4.8%
ANTA Sports Products	18,721	54,908
Li Ning *	10,020	7,376
Xtep International Holdings	18,554	8,324

		70,608

Consumer Services — 0.6%
China Dongxiang Group	46,622	9,317

Health Care — 0.6%
iKang Healthcare Group ADR *	554	8,498

TOTAL CHINA		88,423

FINLAND — 1.8%

Consumer Goods — 1.8%
Amer Sports	998	26,636

FRANCE — 2.8%

Consumer Goods — 2.8%
Danone	654	41,182

GERMANY — 4.0%

Consumer Goods — 4.0%
adidas	390	57,507

HONG KONG — 3.2%

Consumer Goods — 3.2%
Yue Yuen Industrial Holdings	13,049	47,020

IRELAND — 2.7%

Consumer Goods — 2.7%
Glanbia	2,336	39,611

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued

JAPAN — 13.8%

Consumer Goods — 12.4%
ABC-Mart	686	$40,397
Ariake Japan	276	13,855
Asics	1,684	35,588
Goldwin	114	4,962
Shimano	290	47,822
Yakult Honsha	956	42,118

		184,742

Consumer Services — 0.3%
Xebio Holdings	278	4,294

Health Care — 1.1%
Tsumura	596	16,189

TOTAL JAPAN		205,225

SOUTH KOREA — 1.0%

Consumer Goods — 0.6%
Youngone	374	8,814

Consumer Services — 0.2%
Fila Korea	52	2,980

Health Care — 0.2%
InBody	116	2,565

TOTAL SOUTH KOREA		14,359

TAIWAN — 6.7%

Consumer Goods — 6.7%
Feng TAY Enterprise	5,624	21,086
Giant Manufacturing	3,116	18,575
Merida Industry	2,518	11,021
Pou Chen	24,816	31,027
Standard Foods	7,410	17,576

TOTAL TAIWAN		99,285

UNITED KINGDOM — 3.7%

Consumer Services — 3.7%
JD Sports Fashion	8,200	34,116
Sports Direct International *	5,040	19,899

TOTAL UNITED KINGDOM		54,015

UNITED STATES — 50.1%

Consumer Goods — 28.2%
Calavo Growers	82	4,424
Cal-Maine Foods	368	14,978
Columbia Sportswear	588	33,440
Fitbit, Cl A *	1,172	9,798

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Health & Wellness Thematic ETF

	Shares	Value

COMMON STOCK — continued

Consumer Goods — continued
Hain Celestial Group *	874	$34,252
Herbalife *	784	38,439
Lululemon Athletica *	712	40,577
Nautilus *	252	4,334
NIKE, Cl B	775	38,804
Nu Skin Enterprises, Cl A	475	24,786
Nutrisystem	216	7,938
Sanderson Farms	192	15,485
Under Armour, Cl A *	1,071	32,987
USANA Health Sciences *	202	12,312
VF	720	39,247
WhiteWave Foods, Cl A *	1,155	63,629

		415,430

Consumer Services — 16.9%
Dick’s Sporting Goods	762	45,011
Finish Line, Cl A	230	5,161
Foot Locker	751	53,823
GNC Holdings, Cl A	588	8,497
Hibbett Sports *	132	5,313
Planet Fitness, Cl A	290	5,878
Sportsman’s Warehouse Holdings *	408	3,672
Sprouts Farmers Market *	1,277	25,553
United Natural Foods *	427	20,048
Vitamin Shoppe *	154	3,827
WebMD Health, Cl A *	323	17,229
Weight Watchers International *	296	3,114
Whole Foods Market	1,489	45,250
Zumiez *	252	6,250

		248,626

Health Care — 4.5%
DexCom *	690	45,051
Prestige Brands Holdings *	448	21,311

		66,362

Industrials — 0.5%
MINDBODY, Cl A *	328	7,085

TOTAL UNITED STATES		737,503

TOTAL COMMON STOCK (Cost $1,517,884)		1,469,831

TOTAL INVESTMENTS — 99.8% (Cost $1,517,884)		$1,469,831

Percentages are based on Net Assets of $1,472,189.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Health & Wellness Thematic ETF

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of November 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Longevity Thematic ETF

Sector Weightings (unaudited)†:

†	Sector weightings percentages are based on the total market value of investments.

	Shares	Value

COMMON STOCK — 98.7%

AUSTRALIA — 1.2%

Health Care — 1.2%
Cochlear	127	$11,138
Regis Healthcare	1,170	3,458
Sirtex Medical	190	3,877

TOTAL AUSTRALIA		18,473

BELGIUM — 0.3%

Health Care — 0.3%
Ion Beam Applications	110	4,731

CHINA — 0.3%

Health Care — 0.3%
Luye Pharma Group	6,270	4,203

DENMARK — 5.4%

Health Care — 5.4%
Genmab *	133	23,059
GN Store Nord	228	4,454
H Lundbeck	439	16,750
Novo Nordisk, Cl B	804	27,283
William Demant Holding *	605	10,248

TOTAL DENMARK		81,794

FRANCE — 1.8%

Health Care — 1.8%
BioMerieux	86	11,965
Korian	148	3,868
Orpea	134	10,363

TOTAL FRANCE		26,196

GERMANY — 2.8%

Health Care — 2.8%
Fresenius Medical Care & KGaA	524	40,911

HONG KONG — 0.1%

Consumer Services — 0.1%
Huayi Tencent Entertainment *	22,383	1,501

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued

ITALY — 0.3%

Health Care — 0.3%
Amplifon	530	$5,088

JAPAN — 3.4%

Health Care — 3.4%
Kissei Pharmaceutical	182	4,289
Miraca Holdings	106	4,763
Mochida Pharmaceutical	58	4,047
Nipro	458	5,057
Terumo	843	29,778
Toho Holdings	194	3,773

TOTAL JAPAN		51,707

NEW ZEALAND — 0.3%

Health Care — 0.3%
Ryman Healthcare	766	4,751

SOUTH KOREA — 1.7%

Health Care — 1.7%
Celltrion	259	22,686
ViroMed *	29	2,605

TOTAL SOUTH KOREA		25,291

SWEDEN — 0.5%

Health Care — 0.5%
Attendo (A)	466	3,735
Elekta, Cl B	628	5,183

TOTAL SWEDEN		8,918

SWITZERLAND — 2.4%

Health Care — 2.4%
Sonova Holding	148	17,856
Straumann Holding	35	12,524
Ypsomed Holding	31	5,776

TOTAL SWITZERLAND		36,156

TAIWAN — 0.5%

Health Care — 0.5%
Ginko International	440	4,010
OBI Pharma *	356	3,139

TOTAL TAIWAN		7,149

UNITED KINGDOM — 1.9%

Consumer Goods — 0.1%
McCarthy & Stone (A)	787	1,635

Health Care — 1.8%
Smith & Nephew	1,988	27,993

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued

TOTAL UNITED KINGDOM		$29,628

UNITED STATES — 75.8%

Consumer Services — 0.1%
Diplomat Pharmacy *	152	2,152

Health Care — 64.9%
AbbVie	781	47,485
ABIOMED *	94	10,551
ACADIA Pharmaceuticals *	199	5,371
Align Technology *	178	16,563
Alkermes *	336	19,095
Amedisys *	92	3,633
Amgen	290	41,780
Ariad Pharmaceuticals *	642	8,654
Axovant Sciences *	370	5,006
Becton Dickinson	292	49,377
Biogen Idec *	173	50,874
Bluebird Bio *	90	5,432
Boston Scientific *	2,388	48,858
Brookdale Senior Living *	248	2,884
Celgene *	433	51,315
DaVita Healthcare Partners *	449	28,444
DENTSPLY SIRONA	537	31,243
DexCom *	185	12,079
Eagle Pharmaceuticals *	122	9,633
Edwards Lifesciences *	436	36,123
Ensign Group	196	4,238
Envision Healthcare Holdings *	417	9,474
FibroGen *	222	4,917
Halozyme Therapeutics *	380	4,488
Incyte *	415	42,450
Insulet *	134	4,509
Insys Therapeutics *	318	3,749
Integra LifeSciences Holdings *	68	5,494
Intra-Cellular Therapies, Cl A *	46	641
Ionis Pharmaceuticals *	230	10,065
Juno Therapeutics *	189	3,789
Kindred Healthcare	241	1,603
Kite Pharma *	93	4,736
Lexicon Pharmaceuticals *	320	4,874
LivaNova *	82	3,630
Medtronic	603	44,025
Myriad Genetics *	66	1,102
Natus Medical *	146	5,818

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Novocure *	128	$992
NuVasive *	90	5,841
Puma Biotechnology *	146	6,285
Quest Diagnostics	315	27,550
Radius Health *	127	6,759
Regeneron Pharmaceuticals *	114	43,233
Sage Therapeutics *	124	6,214
Seattle Genetics *	311	20,156
St. Jude Medical	629	49,816
Stryker	423	48,078
TESARO *	107	14,519
Varian Medical Systems *	212	19,044
Vertex Pharmaceuticals *	547	44,641
Wright Medical Group *	240	5,530
Zimmer Biomet Holdings	408	41,559
ZIOPHARM Oncology *	342	2,216

		986,435

Industrials — 0.2%
Integer Holdings *	82	2,317

Real Estate Investment Trusts — 10.6%
Care Capital Properties	172	4,142
HCP	1,036	30,593
LTC Properties	98	4,455
National Health Investors	66	4,670
Omega Healthcare Investors	418	12,314
Quality Care Properties *	207	3,105
Sabra Health Care	226	5,001
Senior Housing Properties Trust	528	9,536
Ventas	736	44,470
Welltower	666	41,811

		160,097

TOTAL UNITED STATES		1,151,001

TOTAL COMMON STOCK (Cost $1,520,520)		1,497,498

EXCHANGE TRADED FUNDS — 1.1%
iShares Nasdaq Biotechnology ETF	25	6,852
iShares U.S. Healthcare Providers ETF	37	4,682
SPDR S&P Health Care Equipment ETF	51	2,505
SPDR S&P Pharmaceuticals ETF	56	2,197

TOTAL EXCHANGE TRADED FUNDS (Cost $15,235)		16,236

TOTAL INVESTMENTS — 99.8% (Cost $1,535,755)		$1,513,734

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Longevity Thematic ETF

Percentages are based on Net Assets of $1,516,603.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
The total value of such securities as of November 30, 2016 was $5,370 and represents 0.4% of Net Assets.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipt

S&P — Standard & Poor’s

As of November 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Millennials Thematic ETF

Sector Weightings (unaudited)†:

†	Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

UNITED STATES — 99.8%

Consumer Goods — 13.9%
Carter’s	110	$10,042
Columbia Sportswear	190	10,805
Fitbit, Cl A *	670	5,601
GoPro, Cl A *	835	8,333
Hasbro	1,036	88,464
Kate Spade *	470	6,980
Lululemon Athletica *	1,056	60,181
Michael Kors Holdings *	1,486	69,084
NIKE, Cl B	1,931	96,685
Under Armour, Cl A *	1,520	46,816
VF	1,791	97,628
Wayfair, Cl A *	270	9,842
WhiteWave Foods, Cl A *	290	15,976
Zynga, Cl A *	4,708	13,465

		539,902

Consumer Services — 48.4%
Amazon.com *	185	138,856
Avis Budget Group *	500	19,145
Bankrate *	1,211	12,413
Bright Horizons Family Solutions *	175	12,044
CarMax *	1,616	93,389
Children’s Place Retail Stores	140	14,539
Chipotle Mexican Grill, Cl A *	245	97,101
Costco Wholesale	750	112,582
Dick’s Sporting Goods	250	14,768
DSW, Cl A	430	10,217
eBay *	4,557	126,730
El Pollo Loco Holdings *	800	10,080
Etsy *	1,311	16,256
Expedia	1,055	130,873
Francesca’s Holdings *	625	9,988
GNC Holdings, Cl A	350	5,058
Groupon, Cl A *	2,502	9,933

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
GrubHub *	450	$16,664
Home Depot	851	110,118
L Brands	1,396	98,027
Live Nation Entertainment *	520	14,394
Lowe’s	1,486	104,837
Netflix *	1,031	120,627
Pandora Media *	1,331	15,466
Panera Bread, Cl A *	55	11,666
Planet Fitness, Cl A	730	14,797
priceline.com *	86	129,316
Sprouts Farmers Market *	406	8,124
Starbucks	1,901	110,201
TripAdvisor *	1,100	53,108
Vitamin Shoppe *	385	9,567
Walt Disney	1,166	115,574
WebMD Health, Cl A *	186	9,921
Whole Foods Market	2,692	81,810
Yelp, Cl A *	546	20,311
Zoe’s Kitchen *	300	7,398

		1,885,898

Financials — 1.8%
LendingClub *	1,571	8,892
LendingTree *	120	12,576
Nelnet, Cl A	285	14,378
SLM *	1,726	17,381
Zillow Group, Cl A *	500	17,575

		70,802

Industrials — 11.4%
Fiserv *	1,151	120,417
LinkedIn, Cl A *	969	189,188
MINDBODY, Cl A *	820	17,712
PayPal Holdings *	2,977	116,937

		444,254

Real Estate Investment Trusts — 8.0%
American Campus Communities	255	12,013
AvalonBay Communities	635	104,451
Camden Property Trust	140	11,019
Education Realty Trust	285	11,571
Equity Residential	1,621	97,276
UDR	2,216	75,433

		311,763

Technology — 16.3%
Alphabet, Cl A *	150	116,382
Apple	1,046	115,604

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued

Technology — continued
Facebook, Cl A *	1,050	$124,340
IAC	241	16,234
Intuit	1,116	126,867
Match Group *	1,015	18,250
Square, Cl A *	801	10,365
Twitter *	5,788	107,020

		635,062

TOTAL COMMON STOCK (Cost $3,809,589)		3,887,681

TOTAL INVESTMENTS — 99.8% (Cost $3,809,589)		$3,887,681

Percentages are based on Net Assets of $3,895,779.

*	Non-income producing security.

Cl — Class

As of November 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Conscious Companies ETF

Sector Weightings (unaudited)†:

†	Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%

CANADA — 0.8%
Financials — 0.8%
Toronto-Dominion Bank	5,363	$254,153

UNITED STATES — 98.9%

Basic Materials — 3.7%
Arconic	11,944	230,280
Compass Minerals International	3,378	261,963
Newmont Mining	6,724	218,127
Praxair	2,016	242,525
Westlake Chemical	4,592	271,709

		1,224,604

Consumer Goods — 16.5%
Campbell Soup	4,519	257,087
Clorox	2,031	234,702
Coca-Cola	5,662	228,462
Colgate-Palmolive	3,393	221,325
Dr Pepper Snapple Group	2,729	236,713
Estee Lauder, Cl A	2,782	216,161
Ford Motor	19,770	236,449
Gentex	14,143	261,504
Harley-Davidson	4,221	257,017
Hasbro	2,874	245,411
Hershey	2,529	244,403
Hormel Foods	6,343	217,184
JM Smucker	1,855	233,637
Kellogg	3,244	233,568
Kimberly-Clark	2,130	246,250

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued

Consumer Goods — continued
Molson Coors Brewing, Cl B	2,225	$218,117
NIKE, Cl B	4,646	232,625
PepsiCo	2,246	224,825
Pool	2,561	257,662
Procter & Gamble	2,865	236,248
PVH	2,216	234,763
Tupperware Brands	3,983	220,818
VF	4,541	247,530

		5,442,461

Consumer Services — 15.6%
Alaska Air Group	3,274	269,352
Best Buy	6,108	279,136
Buffalo Wild Wings *	1,707	287,800
Chipotle Mexican Grill, Cl A *	583	231,060
Choice Hotels International	5,344	274,949
Copart *	4,509	246,732
Costco Wholesale	1,585	237,924
CVS Health	2,738	210,525
Delta Air Lines	5,826	280,697
Home Depot	1,886	244,048
Kohl’s	5,423	291,920
Lowe’s	3,395	239,517
Marriott International, Cl A	3,576	281,717
Nordstrom	4,398	245,936
priceline.com *	164	246,604
Starbucks	4,448	257,851
Target	3,566	275,438
Tiffany	3,262	269,050
Walt Disney	2,582	255,928
Whole Foods Market	8,525	259,075

		5,185,259

Financials — 12.4%
Allstate	3,559	248,845
American Express	3,593	258,840
Capital One Financial	3,219	270,524
CBRE Group, Cl A *	8,515	247,276
Erie Indemnity, Cl A	2,349	251,742
Jones Lang LaSalle	2,310	233,957
JPMorgan Chase	3,499	280,515
KeyCorp	18,399	318,486
Mastercard, Cl A	2,336	238,740
Moody’s	2,344	235,572
PNC Financial Services Group	2,591	286,409
Progressive	7,541	251,115

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued

Financials — continued
T Rowe Price Group	3,608	$267,208
Travelers	2,210	250,504
US Bancorp	5,475	271,670
Visa, Cl A	2,898	224,073

		4,135,476

Health Care — 10.0%
AbbVie	3,943	239,734
Amgen	1,531	220,571
Becton Dickinson	1,399	236,571
Biogen Idec *	829	243,784
Bristol-Myers Squibb	4,896	276,329
Celgene *	2,458	291,298
DaVita *	4,148	262,776
Eli Lilly	3,132	210,220
Johnson & Johnson	2,122	236,179
Merck	3,967	242,741
PAREXEL International *	3,564	210,276
Thermo Fisher Scientific	1,574	220,534
Varian Medical Systems *	2,470	221,880
Waters *	1,527	205,488

		3,318,381

Industrials — 16.3%
3M	1,419	243,699
Agilent Technologies	5,255	231,115
Ball	3,001	225,255
Boeing	1,770	266,491
CSX	7,925	283,794
Cummins	1,919	272,076
Expeditors International of Washington	4,793	252,783
FedEx	1,400	268,337
Fluor	4,834	258,667
General Electric	8,334	256,354
Honeywell International	2,223	253,289
IDEX	2,774	259,674
ManpowerGroup	3,061	261,440
Mettler-Toledo International *	582	239,796
Rockwell Automation	2,030	271,431
Sherwin-Williams	867	232,937
Sonoco Products	4,809	260,311
Union Pacific	2,681	271,666
United Parcel Service, Cl B	2,242	259,893
United Technologies	2,441	262,945
WW Grainger	1,186	273,456

		5,405,409

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — 5.9%
Chevron	2,422	$270,199
ConocoPhillips	5,706	276,856
EOG Resources	2,574	263,886
First Solar *	5,867	177,887
Hess	4,615	258,255
Occidental Petroleum	3,212	229,208
Schlumberger	3,001	252,234
Spectra Energy	5,797	237,387

		1,965,912

Real Estate Investment Trusts — 0.7%
Simon Property Group	1,236	222,047

Technology — 14.2%
Alphabet, Cl A *	289	224,230
Apple	2,060	227,671
Applied Materials	8,267	266,197
Cerner *	4,062	202,206
Cisco Systems	7,912	235,936
Cognizant Technology Solutions, Cl A *	4,777	263,117
Facebook, Cl A *	1,808	214,103
Ingram Micro, Cl A	6,697	250,736
Intel	6,891	239,118
International Business Machines	1,618	262,472
Intuit	2,198	249,868
Microsoft	3,984	240,076
Motorola Solutions	3,235	259,609
NVIDIA	3,408	314,218
QUALCOMM	3,541	241,248
Teradata *	8,078	216,894
Teradyne	10,966	267,351
Western Digital	4,503	286,661
Xilinx	4,822	260,292

		4,722,003

Telecommunications — 1.5%
AT&T	6,538	252,563
Verizon Communications	4,999	249,450

		502,013

Utilities — 2.1%
Consolidated Edison	3,331	232,404
Entergy	3,299	226,740
WEC Energy Group	4,211	235,858

		695,002

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2016

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued

TOTAL UNITED STATES		$32,818,567

TOTAL COMMON STOCK (Cost $32,297,635)		33,072,720

TOTAL INVESTMENTS — 99.7% (Cost $32,297,635)		$33,072,720

Percentages are based on Net Assets of $33,162,763.

*	Non-income producing security.

Cl — Class

As of November 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2016

			Global X Robotics
		Global X Internet	& Artificial	Global X Health &
	Global X FinTech Thematic ETF	of Things Thematic ETF	Intelligence Thematic ETF	Wellness Thematic ETF
Assets:
Cost of Investments	$1,607,618	$3,771,311	$3,390,997	$1,517,884
Cost of Foreign Currency	—	—	152	—
Investments, at Value	$1,590,888	$3,873,092	$3,371,410	$1,469,831
Foreign Currency, at Value	—	—	148	—
Cash	—	5,568	—	1,472
Dividend and Interest Receivable	429	4,129	3,008	1,599
Reclaim Receivable	—	—	20	114

Total Assets	1,591,317	3,882,789	3,374,586	1,473,016

Liabilities:
Payable due to Investment Adviser	832	1,884	1,074	827
Payable for Capital Shares Redeemed	—	175	—	—
Due to Custodian	99,870	—	399,842	—
Due to Broker	—	—	199	—

Total Liabilities	100,702	2,059	401,115	827

Net Assets	$1,490,615	$3,880,730	$2,973,471	$1,472,189

Net Assets Consist of:
Paid-in Capital	$1,508,001	$3,764,771	$2,991,286	$1,513,245
Undistributed (Distributions in Excess of) Net Investment Income	(656)	14,770	2,132	7,050
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	—	(592)	—	(3)
Net Unrealized Appreciation (Depreciation) on Investments	(16,730)	101,781	(19,587)	(48,053)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	—	(360)	(50)

Net Assets	$1,490,615	$3,880,730	$2,973,471	$1,472,189

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	250,000	200,000	100,000

Net Asset Value, Offering and Redemption Price Per Share	$14.91	$15.52	$14.87	$14.72

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2016

	Global X	Global X	Global X
	Longevity Thematic ETF	Millennials Thematic ETF	Conscious Companies ETF
Assets:
Cost of Investments	$1,535,755	$3,809,589	$32,297,635
Investments, at Value	$1,513,734	$3,887,681	$33,072,720
Cash	2,944	5,821	21,614
Dividend and Interest Receivable	589	4,314	78,350
Reclaim Receivable	190	—	—
Receivable for Capital Shares Sold	—	—	791,326

Total Assets	1,517,457	3,897,816	33,964,010

Liabilities:
Payable due to Investment Adviser	854	2,037	11,197
Payable for Investment Securities Purchased	—	—	790,050

Total Liabilities	854	2,037	801,247

Net Assets	$1,516,603	$3,895,779	$33,162,763

Net Assets Consist of:
Paid-in Capital	$1,532,246	$3,807,099	$32,148,582
Undistributed Net Investment Income	7,960	10,588	298,832
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(1,532)	—	(59,736)
Net Unrealized Appreciation (Depreciation) on Investments	(22,021)	78,092	775,085
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(50)	—	—

Net Assets	$1,516,603	$3,895,779	$33,162,763

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	250,000	2,100,000

Net Asset Value, Offering and Redemption Price Per Share	$15.17	$15.58	$15.79

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended November 30, 2016

	Global X FinTech Thematic ETF(1)	Global X Internet of Things Thematic ETF(1)	Global X Robotics & Artificial Intelligence Thematic ETF(1)	Global X Health & Wellness Thematic ETF(2)
Investment Income:
Dividend Income	$1,626	$18,249	$5,309	$14,023
Interest Income	1	—	3	—
Less: Foreign Taxes Withheld	(104)	(112)	(672)	(1,099)

Total Investment Income	1,523	18,137	4,640	12,924

Supervision and Administration Fees(3)	2,179	3,551	2,418	5,834
Custodian Fees	—	28	—	29

Total Expenses	2,179	3,579	2,418	5,863

Net Expenses	2,179	3,579	2,418	5,863

Net Investment Income(Loss)	(656)	14,558	2,222	7,061

Net Realized Gain on:
Investments	—	(592)	—	(3)
Foreign Currency Transactions	—	212	(90)	(11)

Net Realized Loss on Investments and Foreign Currency Transactions	—	(380)	(90)	(14)

Net Change in Unrealized Appreciation on:
Investments	(16,730)	101,781	(19,587)	(48,053)
Foreign Currency Translations	—	—	(360)	(50)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(16,730)	101,781	(19,947)	(48,103)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(16,730)	101,401	(20,037)	(48,117)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,386)	$115,959	$(17,815)	$(41,056)

(1)	The Fund commenced operations on September 12, 2016.
(2)	The Fund commenced operations on May 9, 2016.
(3)

The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended November 30, 2016

	Global X Longevity Thematic ETF(1)	Global X Millennials Thematic ETF(2)	Global X Conscious Companies ETF(3)
Investment Income:
Dividend Income	$13,312	$20,832	$348,376
Less: Foreign Taxes Withheld	(346)	—	—

Total Investment Income	12,966	20,832	348,376

Supervision and Administration Fees(4)	6,048	11,128	49,970
Custodian Fees	4	—	—

Total Expenses	6,052	11,128	49,970

Net Expenses	6,052	11,128	49,970

Net Investment Income	6,914	9,704	298,406

Net Realized Gain on:
Investments	(651)	884	(12,276	)(5)
Foreign Currency Transactions	165	—	—

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(486)	884	(12,276)

Net Change in Unrealized Appreciation on:
Investments	(22,021)	78,092	775,085
Foreign Currency Translations	(50)	—	—

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(22,071)	78,092	775,085

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(22,557)	78,976	762,809

Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,643)	$88,680	$1,061,215

(1)	The Fund commenced operations on May 9, 2016.
(2)	The Fund commenced operations on May 4, 2016.
(3)	The Fund commenced operations on July 11, 2016.
(4)

The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

SETATEMENTS OF CHANGES IN NET ASSETS

	Global X FinTech Thematic ETF	Global X Internet of Things Thematic ETF	Global X Robotics & Artificial Intelligence Thematic ETF	Global X Health & Wellness Thematic ETF
	Period Ended	Period Ended	Period Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,
	2016(1)	2016(1)	2016(1)	2016(2)
Operations:
Net Investment Income (Loss)	$(656)	$14,558	$2,222	$7,061
Net Realized Loss on Investments and Foreign Currency Transactions	—	(380)	(90)	(14)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(16,730)	101,781	(19,947)	(48,103)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,386)	115,959	(17,815)	(41,056)

Capital Share Transactions:
Issued	1,508,001	3,764,771	2,991,286	1,513,245

Increase in Net Assets from Capital Share Transactions	1,508,001	3,764,771	2,991,286	1,513,245

Total Increase in Net Assets	1,490,615	3,880,730	2,973,471	1,472,189

Net Assets:
Beginning of Year	—	—	—	—

End of Year	$1,490,615	$3,880,730	$2,973,471	$1,472,189

Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$(656)	$14,770	$2,132	$7,050

Share Transactions:
Issued	100,000	250,000	200,000	100,000

Net Increase in Shares Outstanding from
Share Transactions	100,000	250,000	200,000	100,000

(1)	The Fund commenced operations on September 12, 2016
(2)	The Fund commenced operations on May 9, 2016

The accompanying notes are an integral part of the financial statements.

SETATEMENTS OF CHANGES IN NET ASSETS

	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF	Global X Conscious Companies ETF
	Period Ended November 30, 2016(1)	Period Ended November 30, 2016(2)	Period Ended November 30, 2016(3)
Operations:
Net Investment Income	$6,914	$9,704	$298,406
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(486)	884	(12,276)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(22,071)	78,092	775,085

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,643)	88,680	1,061,215

Capital Share Transactions:
Issued	1,532,246	3,807,099	32,872,597
Redeemed	—	—	(771,049)

Increase in Net Assets from Capital Share Transactions	1,532,246	3,807,099	32,101,548

Total Increase in Net Assets	1,516,603	3,895,779	33,162,763

Net Assets:
Beginning of Year	—	—	—

End of Year	$1,516,603	$3,895,779	$33,162,763

Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$7,960	$10,588	$298,832

Share Transactions:
Issued	100,000	250,000	2,150,000
Redeemed	—	—	(50,000)

Net Increase in Shares Outstanding from Share Transactions	100,000	250,000	2,100,000

(1)	The Fund commenced operations on May 9, 2016
(2)	The Fund commenced operations on May 4, 2016
(3)	The Fund commenced operations on July 11, 2016

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X FinTech Thematic ETF
2016(1)	15.08	(0.01)	(0.16)	(0.17)	—	—	14.91	(1.13)	1,491	0.68	†	(0.20	)†	—
Global X Internet of Things Thematic ETF
2016(1)	15.04	0.09	0.39	0.48	—	—	15.52	3.19	3,881	0.68	†	2.75	†	0.39
Global X Robotics & Artificial Intelligence Thematic ETF
2016(1)	14.84	0.02	0.01	0.03	—	—	14.87	0 .20	2,974	0.68	†	0.62	†	—
Global X Health & Wellness Thematic ETF
2016(2)	15.13	0.07	(0.48)	(0.41)	—	—	14.72	(2.71)	1,472	0.68	†	0.82	†	—
Global X Longevity Thematic ETF
2016(2)	15.32	0.07	(0.22)	(0.15)	—	—	15.17	(0.98)	1,517	0.68	†	0.78	†	2.76
Global X Millennials Thematic ETF
2016(3)	14.95	0.05	0.58	0.63	—	—	15.58	4.21	3,896	0.68	†	0.59	†	—
Global X Conscious Companies ETF
2016(4)	15.09	0.15	0.55	0.70	—	—	15.79	4.64	33,163	0.43	†	2.57	†	37.35

*	Per share data calculated using average shares method.
**

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 12, 2016.
(2)	The Fund commenced operations on May 9, 2016.
(3)	The Fund commenced operations on May 4, 2016.
(4)	The Fund commenced operations on July 11, 2016.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2016

1. ORGANIZATION

The Global X Funds (the ‘Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2016, the Trust had one hundred portfolios, fifty five of which were operational. The financial statements herein and the related notes pertain to the Global X FinTech Thematic ETF, Global X Internet of Things Thematic ETF, Global X Robotics & Artificial Intelligence Thematic ETF, Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, Global X Millennials Thematic ETF and Global X Conscious Companies ETF (the “Funds”). Each Fund had elected non-diversified status.

The Global X Millennials Thematic ETF commenced operations on May 4, 2016. The Global X Health & Wellness Thematic ETF and Global X Longevity Thematic ETF commenced operations on May 9, 2016. The Global X Conscious Companies ETF commenced operations on July 11, 2016. The Global X FinTech Thematic ETF, Global X Internet of Things Thematic ETF and Global X Robotics & Artificial Intelligence Thematic ETF commenced operations on September 12, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2016, there were no fair valued securities. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended November 30, 2016 there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Any foreign tax filings that have not been made, will be filed within the prescribed period.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The creation fee may be waived for a Fund until it reaches a certain asset size.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at November 30, 2016	Redemption Fee
Global X FinTech Thematic ETF	50,000	$1,000	$745,500	$1,500

Global X Internet of Things Thematic ETF	50,000	1,200	776,000	1,500

Global X Robotics & Artificial Intelligence Thematic ETF	50,000	1,500	743,500	1,500

Global X Health & Wellness Thematic ETF	50,000	1,500	736,000	1,500

Global X Longevity Thematic ETF	50,000	1,500	758,500	1,500

Global X Millennials Thematic ETF	50,000	750	779,000	1,500

Global X Conscious Companies ETF	50,000	750	789,500	1,500

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure. For its service to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

3. RELATED PARTY TRANSACTIONS (continued)

Supervision and Administration Fee
Global X FinTech Thematic ETF	0.68%
Global X Internet of Things Thematic ETF	0.68%
Global X Robotics & Artificial Intelligence Thematic ETF	0.68%
Global X Health & Wellness Thematic ETF	0.68%
Global X Longevity Thematic ETF	0.68%
Global X Millennials Thematic ETF	0.68%
Global X Conscious Companies ETF	0.43%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statement and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

4. INVESTMENT TRANSACTIONS

For the period ended November 30, 2016, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Purchases		Sales and Maturities
Global X FinTech Thematic ETF	$	-	$	-
Global X Internet of Things Thematic ETF		225,209		11,059
Global X Robotics & Artificial Intelligence Thematic ETF		-		-
Global X Health & Wellness Thematic ETF		238,964		-
Global X Longevity Thematic ETF		90,098		43,735
Global X Millennials Thematic ETF		3,049		68
Globa X Conscious Companies ETF		12,078,593		11,901,222

For the period ended November 30, 2016, in-kind transactions associated with creations and redemptions were:

		Purchases		Sales and Maturities		Realized Gain/(Loss)
Global X FinTech Thematic ETF	$	1,507,633	$	-	$	-
Global X Internet of Things Thematic ETF		3,557,758		-		-
Global X Robotics & Artificial Intelligence Thematic ETF		2,991,058		-		-
Global X Health & Wellness Thematic ETF		1,278,923		-		-
Global X Longevity Thematic ETF		1,490,924		-		-
Global X Millennials Thematic ETF		3,806,608		-		-
Globa X Conscious Companies ETF		32,860,364		727,399		47,034

During the period ended November 30, 2016, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5.	TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency, redemptions in-kind, REIT adjustments have been reclassified to/from the following accounts during the fiscal year ended November 30, 2016:

Global X Funds	Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Global X Internet of Things Thematic ETF	$–	$212	$(212)
Global X Robotics & Artificial Intelligence Thematic ETF	–	(90)	90
Global X Health & Wellness Thematic ETF	–	(11)	11

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

Global X Funds	Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Global X Longevity Thematic ETF	$–	$1,046	$(1,046)
Global X Millennials Thematic ETF	–	884	(884)
Global X Conscious Companies ETF	47,034	426	(47,460)

These reclassifications have no impact on net assets or net asset value per share.

As of November 30, 2016, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X FinTech Thematic ETF	Global X Internet of Things Thematic ETF	Global X Robotics & Artificial Intelligence Thematic ETF	Global X Health & Wellness Thematic ETF
Undistributed Ordinary Income	$–	$14,974	$2,132	$7,402
Capital Loss Carryforwards	–	(592)	–	(2)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(16,730)	101,577	(19,947)	(48,456)
Late Year Loss Deferral	(656)	–	–	–

Total Distributable Earnings (Accumulated Losses)	$(17,386)	$115,959	$(17,815)	$(41,056)

	Global X Funds
	Global X	Global X	Global X
	Longevity Thematic ETF	Millennials Thematic ETF	Conscious Companies ETF
Undistributed Ordinary Income	$8,119	$10,588	$298,832
Capital Loss Carryforwards	(1,532)	–	(52,567)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(22,230)	78,092	767,916

Total Distributable Earnings (Accumulated Losses)	$(15,643)	$88,680	$1,014,181

A RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Total

Global X Internet of Things Thematic ETF	$592	$592

Global X Health & Wellness Thematic ETF	2	2

Global X Longevity Thematic ETF	1,532	1,532

Global X Conscious Companies ETF	52,567	52,567

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2016 were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Global XFunds	Cost	Appreciation	Depreciation	(Depreciation)
Global X FinTech Thematic ETF	$1,607,618	$63,782	$(80,512)	$(16,730)
Global X Internet of Things Thematic ETF	3,771,515	225,491	(123,914)	101,577
Global X Robotics & Artificial Intelligence Thematic ETF	3,390,997	60,042	(79,629)	(19,587)
Global X Health & Wellness Thematic ETF	1,518,238	95,592	(143,999)	(48,407)
Global X Longevity Thematic ETF	1,535,914	100,343	(122,523)	(22,180)
Global X Millennials Thematic ETF	3,809,589	222,596	(144,504)	78,092
Global X Conscious Companies ETF	32,304,804	1,960,216	(1,192,300)	767,916

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes).

Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

A more complete description of risks is included in each Fund’s prospectus and SAI.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOVEMBER 30, 2016

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2016, the Funds had no securities on loan.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

On or around April 1, 2017, the following Fund anticipates changing its diversification status from “non-diversified” to “diversified”:

Global X Conscious Companies ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Global X Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global X FinTech Thematic ETF, Global X Internet of Things Thematic ETF, Global X Robotics & Artificial Intelligence Thematic ETF, Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, Global X Millennials Thematic ETF and Global X Conscious Companies ETF (seven of the series constituting Global X Funds, hereafter referred to as the “Funds”) as of November 30, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of November 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 30, 2017

DISCLOSURE OF FUND EXPENSES (unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2016 to November 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (unaudited) (concluded)

	Beginning Account Value 6/1/2016	Ending Account Value 11/30/2016	Annualized Expense Ratios	Expenses Paid During Period
Global X FinTech Thematic ETF
Actual Fund Return	$1,000.00	$988.70	0.68%	$1.44	(3)
Hypothetical 5% Return	1,000.00	1,021.72	0.68	3.46
Global X Internet of Things Thematic ETF
Actual Fund Return	$1,000.00	$1,031.90	0.68%	$1.48	(3)
Hypothetical 5% Return	1,000.00	1,023.68	0.68	3.44
Global X Robotics & Artificial Intelligence Thematic ETF
Actual Fund Return	$1,000.00	$1,002.00	0.68%	$1.45	(3)
Hypothetical 5% Return	1,000.00	1,021.72	0.68	3.46
Global X Health & Wellness Thematic ETF
Actual Fund Return	$1,000.00	$980.70	0.68%	$3.39	(1)
Hypothetical 5% Return	1,000.00	1,021.72	0.68	3.46
Global X Longevity Thematic ETF
Actual Fund Return	$1,000.00	$965.60	0.68%	$3.36	(1)
Hypothetical 5% Return	1,000.00	1,021.72	0.68	3.46
Global X Millennials Thematic ETF
Actual Fund Return	$1,000.00	$1,034.50	0.68%	$3.46	(1)
Hypothetical 5% Return	1,000.00	1,021.74	0.68	3.44
Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$1,046.40	0.43%	$1.71	(2)
Hypothetical 5% Return	1,000.00	1,023.47	0.43	2.19

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 142/366 (to reflect the period from inception to date.)
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 79/366 (to reflect the period from inception to date.)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At an in person quarterly Board meeting held on November 15, 2016, and called for the purpose, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

On November 13, 2015, the Board of Trustees (including the Trust’s Independent Trustees voting separately) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement (“New November Investment Advisory Agreement”), for the Global X FinTech Thematic ETF, Global X Internet of Things Thematic ETF, Global X Health & Wellness Thematic ETF, and Global X Conscious Companies ETF and (ii) the Supervision and Administration Agreement between the Trust (“New November Supervision and Administration Agreement”), on behalf of each fund, and Global X Management. On February 26, 2016, the Board of Trustees (including the Trust’s Independent Trustees voting separately) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement (‘New February Investment Advisory Agreement”), for the Global X Robotics & Artificial Intelligence Thematic ETF, Global X Longevity Thematic ETF, and Global X Millennials Thematic ETF and (ii) the Supervision and Administration Agreement between the Trust (“New February Supervision and Administration Agreement”), on behalf of each fund, and Global X Management. The Global X FinTech Thematic ETF, Global X Internet of Things Thematic ETF, Global X Health & Wellness Thematic ETF, Global X Conscious Companies ETF, Global X Robotics & Artificial Intelligence Thematic ETF, Global X Longevity Thematic ETF, and Global X Millennials Thematic ETF are each referred to herein as a “New Fund” and collectively, as the “New Funds.” The New November Investment Advisory Agreement, New November Supervision and Administration Agreement, New February Investment Advisory Agreement and New February Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the New Fund Agreements and Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements and Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

In determining to approve the New Fund Agreements for the New Funds and continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below.

NEW FUND AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to each New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to each New Fund;

•

Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of each New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by each New Fund, (iv) select broker-dealers to execute portfolio transactions for each New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each New Fund, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each New Fund that are required to be filed by the Trust with the Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of each New Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that would be provided by Global X Management or made available to each New Fund; and

•

the quality of Global X Management’s resources and personnel that would be made available to each New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the New Fund by Global X Management.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Performance

The Board determined that, because each New Fund had not yet been operational for one calendar year, meaningful data relating to investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

•

The unitary fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each New Fund); and

•	the expected profitability to Global X Management, if any, from all services to be provided to the New Fund and all aspects of the relationship between Global X Management and each New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•

comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds, and/or other comparable registered funds;

•

the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for each New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for each New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each New Fund and that the proposed Management Fee for each New Fund was set at a competitive level to make each New Fund viable in the marketplace; and

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

•

that, under the unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of each New Fund, including the costs of various third-party services required by each New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services to be received and the Fees to be charged under the New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale;

•

the significant investment of time, personnel and other resources that Global X Management intends to make in each New Fund in order to seek to assure that each New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed unitary Management Fee for the New Funds appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the exercise of its business judgement, all information it considered supported approval of the New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of each New Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•

Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker- dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•

the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Funds; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Boards approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered the expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders

Comparison of Fees and Services

With respect to this factor, the Board considered:

•

comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds. The Board considered the Adviser’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for their peer groups;

•

the structure of the unified Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for the Renewal Funds was set at a competitive fee to make the Renewal Funds viable in the marketplace; and

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

•

that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•

the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the categories discussed above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

SUPPLEMENTAL INFORMATION (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds ’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www. GlobalXFunds. com.

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	55[3]	None.
Scott R. Chichester[1] 600 Lexington Avenue, 20th Floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	55[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011);Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014).
Kartik Kiran Shah 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 2008)	President and Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (2015-Present); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non- financial services); Director, Wireless Generation (2008-2011) (software).	55[3]	Director of Oxeia Biopharmaceuticals, Inc. (2015-Present).

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2016.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 600 Lexington Avenue, 20th Floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013).	55[3]	None.
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015).	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005 - 2012).	N/A	N/A
Daphne Tippens Chisolm 600 Lexington Avenue, 20th Floor New York, NY 10022 (1969)	Secretary (since 2012)	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015-9/2016)	N/A	N/A
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016).	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	N/A

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Eric Kleinschmidt [4] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present).	N/A

[1]

Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of November 30, 2016, the Trust had one hundred investment portfolios, fifty-five of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www. globalxfunds. com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-007-0100

Item 2.     Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.     Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.     Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP in 2016 and Ernst & Young, LLP in 2015 related to the registrant.

In 2016 and 2015, Pricewaterhouse Coopers LLP and Ernst & Young, LLP, respectively, billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2016			2015
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$532,690	$0	$0	$60,876	$0	$0
(b)	Audit- Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$201,260	$0	$0	$4,215	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1)     Not applicable.

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Pricewaterhouse Coopers LLP in 2016 and Ernst & Young LLP in 2015:

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)      Not applicable.

(g)     The aggregate non-audit fees and services billed by for Pricewaterhouse Coopers LLP in 2016 and Ernst & Young, LLP in 2015 for the last two fiscal years were $201,260 and $4,215, respectively.

(h)     During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.     Schedule of Investments.

Not applicable.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.             Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.   Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: February 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: February 8, 2017

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: February 8, 2017

*	Print the name and title of each signing officer under his or her signature.